Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (47.4%)
$55,000	United States Treasury Bills(1)	(AA+, Aaa)	08/12/21	0.108	$54,999,523
96,000	United States Treasury Bills(1)	(AA+, Aaa)	10/07/21	0.044	95,991,648
15,000	United States Treasury Bills(1)	(AA+, Aaa)	06/16/22	0.056	14,989,425
15,000	United States Treasury Bills(1)	(AA+, Aaa)	07/14/22	0.063	14,989,905
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $180,973,763)					180,970,501

TOTAL INVESTMENTS AT VALUE (47.4%) (Cost $180,973,763)					180,970,501
OTHER ASSETS IN EXCESS OF LIABILITIES (52.6%)					200,611,440
NET ASSETS(2) (100.0%)					$381,581,941

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2021.
(2)

As of July 31, 2021, the Credit Suisse Managed Futures Strategy Fund held $62,692,296 in the wholly-owned subsidiary, Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., representing 16.4% of the Fund’s consolidated net assets.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
GBP Currency Futures	USD	Sep 2021	79	$6,859,669	$(38,301)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2021	605	29,327,664	$(210,387)
FTSE 100 Index Futures	GBP	Sep 2021	212	20,534,061	(373,505)
S&P 500 E Mini Index Futures	USD	Sep 2021	76	16,680,100	550,800
					$(33,092)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Sep 2021	262	363,577,221	$1,048,645
10YR U.S. Treasury Note Futures	USD	Sep 2021	269	36,167,891	71,386
EURO Bund Futures	EUR	Sep 2021	1,006	210,632,849	988,235
Long Gilt Futures	GBP	Sep 2021	88	15,879,918	(959)
					$2,107,307
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2021	(685)	(50,251,600)	$868,338
CAD Currency Futures	USD	Sep 2021	(50)	(4,006,500)	(30,962)
EUR Currency Futures	USD	Sep 2021	(541)	(80,243,825)	128,163
JPY Currency Futures	USD	Sep 2021	(1,043)	(118,817,256)	250,356
					$1,215,895
Index Contracts
Hang Seng Index Futures	HKD	Aug 2021	(115)	(19,161,487)	$29,011
Nikkei 225 Index Futures OSE	JPY	Sep 2021	(23)	(5,731,663)	58,398
					$87,409
					$3,339,218

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/(Received)	Net Unrealized Appreciation (Depreciation)
USD	$10,360,516	12/07/21	Bank of America	Bloomberg Energy Index	0.07%	At Maturity	$—	$63,962
USD	11,453,736	12/07/21	Bank of America	Bloomberg industrial Metals Index	0.10%	At Maturity	—	9,952
USD	58,339,614	12/07/21	Bank of America	Bloomberg Agriculture Index	0.10%	At Maturity	—	(776,273)
USD	34,992,504	12/07/21	Bank of America	(0.02)%	Bloomberg Precious Metals Index	At Maturity	—	(228,821)
USD	38,271,517	12/07/21	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	373,990
USD	15,771,730	12/07/21	Goldman Sachs	Bloomberg Energy Index	0.07%	At Maturity	—	178,048
								$(379,142)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury securities in the amount of $10,204,125 received at the custodian bank as collateral for OTC swaps.

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the  Fund’s  pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$180,970,501	$—	$180,970,501
	$—	$180,970,501	$—	$180,970,501

Other Financial Instruments*
Futures Contracts	$3,993,332	$—	$—	$3,993,332
Swap Contracts	—	625,952	—	625,952

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$654,114	$—	$—	$654,114
Swap Contracts	—	1,005,094	—	1,005,094

*            Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2021, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (9.3%)
UNITED STATES (9.3%)
Commercial Services & Supplies (1.5%)
Covanta Holding Corp.	18,946	$380,815

Industrial Conglomerates (1.0%)
Raven Industries, Inc.(1)	4,099	238,767

Internet & Catalog Retail (1.6%)
Stamps.com, Inc.(1)	1,212	396,033

Leisure Equipment & Products (0.0%)
ESC Diamond Resorts, Inc.(1),(2),(3),(4)	2,385	—

Machinery (0.3%)
Lydall, Inc.(1)	1,276	78,091

Mortgage Real Estate Investment Trusts (0.3%)
Capstead Mortgage Corp.	11,488	73,178

Software (4.6%)
Cloudera, Inc.(1)	24,910	395,322
Medallia, Inc.(1)	11,026	373,450
Proofpoint, Inc.(1)	2,224	388,444
		1,157,216
TOTAL COMMON STOCKS (Cost $2,305,043)		2,324,100

EXCHANGE-TRADED FUNDS (14.3%)
UNITED STATES (14.3%)
Commingled Funds (7.6%)
Invesco QQQ Trust Series 1	188	68,539
iShares 3-7 Year Treasury Bond ETF	7,698	1,014,134
iShares Russell 2000 Value ETF	1,612	257,856
iShares Russell Mid-Cap Value ETF(5)	1,157	133,830
Vanguard Short-Term Inflation-Protected Securities ETF	7,939	417,671
		1,892,030
Diversified Financial Services (1.3%)
Financial Select Sector SPDR Fund	3,627	132,458
Industrial Select Sector SPDR Fund	651	67,287
SPDR S&P 500 ETF Trust	311	136,377
		336,122
Energy - Integrated (5.4%)
Alerian MLP ETF(5)	34,647	1,174,880
Energy Select Sector SPDR Fund	3,679	181,706
		1,356,586
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,254,555)		3,584,738

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (18.8%)
$400	United States Treasury Bills (6)	(AA+, Aaa)	08/12/21	0.023	399,997
400	United States Treasury Bills (6)	(AA+, Aaa)	09/09/21	0.035	399,985
3,100	United States Treasury Bills (6)	(AA+, Aaa)	10/07/21	0.044	3,099,744
400	United States Treasury Bills (6)	(AA+, Aaa)	06/16/22	0.056	399,802
400	United States Treasury Bills (6)	(AA+, Aaa)	07/14/22	0.063	399,758
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,699,287)					4,699,286

SHORT-TERM INVESTMENTS (2.0%)

	Number of Shares
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(7) (Cost $513,700)	513,700	513,700
TOTAL INVESTMENTS AT VALUE (44.4%) (Cost $10,772,585)		$11,121,824
OTHER ASSETS IN EXCESS OF LIABILITIES (55.6%)		13,904,207

NET ASSETS (100.0%)(8)		$25,026,031

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs.
(3)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(4)	Illiquid security (unaudited).
(5)	Security or portion thereof is out on loan.
(6)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2021.
(7)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2021.
(8)

As of July 31, 2021, the Credit Suisse Multialternative Strategy Fund held $5,669,631 in the wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., representing 22.7% of the Fund’s consolidated net assets.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	88,608	USD	72,766	09/15/21	JPMorgan Chase	$72,766	$70,977	$(1,789)
CHF	15,967	USD	17,750	09/15/21	JPMorgan Chase	17,750	17,637	(113)
DKK	224,461	USD	35,746	09/15/21	JPMorgan Chase	35,746	35,810	64
DKK	643,851	USD	105,604	09/15/21	Societe Generale	105,604	102,719	(2,885)
EUR	131,677	USD	159,735	09/15/21	JPMorgan Chase	159,735	156,275	(3,460)
GBP	43,876	USD	61,703	09/15/21	JPMorgan Chase	61,703	61,009	(694)
GBP	48,242	USD	68,423	09/15/21	Societe Generale	68,423	67,080	(1,343)
SEK	75,581	USD	8,765	09/15/21	JPMorgan Chase	8,765	8,787	22
SEK	248,835	USD	30,149	09/15/21	Societe Generale	30,149	28,930	(1,219)
USD	122,170	EUR	100,598	09/15/21	Goldman Sachs	(122,170)	(119,390)	2,780
USD	105,225	DKK	643,851	09/15/21	JPMorgan Chase	(105,225)	(102,719)	2,506
USD	129,908	GBP	92,118	09/15/21	JPMorgan Chase	(129,908)	(128,089)	1,819
USD	55,272	CAD	66,957	09/15/21	Morgan Stanley	(55,272)	(53,634)	1,638
USD	30,011	SEK	248,835	09/15/21	Societe Generale	(30,011)	(28,930)	1,081
USD	13,374	CHF	11,973	09/15/21	Morgan Stanley	(13,374)	(13,225)	149
USD	35,886	DKK	224,461	09/15/21	Morgan Stanley	(35,886)	(35,810)	76
USD	36,951	EUR	31,079	09/15/21	Morgan Stanley	(36,951)	(36,885)	66
USD	8,817	SEK	75,581	09/15/21	Morgan Stanley	(8,817)	(8,787)	30
USD	17,367	CAD	21,651	09/15/21	JPMorgan Chase	(17,367)	(17,343)	24
USD	4,375	CHF	3,994	09/15/21	JPMorgan Chase	(4,375)	(4,412)	(37)
								$(1,285)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
GBP Currency Futures	USD	Sep 2021	1	$86,831	$(485)
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2021	51	610,805	$23,995
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2022	72	951,106	30,390
EURO Stoxx 50 Index Futures	EUR	Sep 2021	6	290,853	(836)
FTSE 100 Index Futures	GBP	Sep 2021	2	193,718	134
S&P 500 E Mini Index Futures	USD	Sep 2021	1	219,475	1,472
					$55,155
Industrial Metals
LME Nickel Futures	USD	Sep 2021	3	351,918	$36,595
LME Primary Aluminum Futures	USD	Sep 2021	9	583,875	38,583
LME Zinc Futures	USD	Sep 2021	5	379,375	3,281
					$78,459
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Sep 2021	25	3,469,932	$1,273
10YR U.S. Treasury Note Futures	USD	Sep 2021	26	3,495,781	5,261

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
EURO Bund Futures	EUR	Sep 2021	10	$2,093,766	$12,356
					$18,890
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2021	(6)	(440,160)	$5,350
EUR Currency Futures	USD	Sep 2021	(5)	(741,625)	(2,040)
JPY Currency Futures	USD	Sep 2021	(10)	(1,139,188)	(3,171)
					$139
Index Contracts
Hang Seng Index Futures	HKD	Aug 2021	(1)	(166,622)	$1,779
Russell 2000 E-Mini Index Futues	USD	Sep 2021	(16)	(1,777,280)	76,734
					$78,513
Industrial Metals
LME Nickel Futures	USD	Sep 2021	(3)	(351,918)	$(29,828)
LME Primary Aluminum Futures	USD	Sep 2021	(9)	(583,875)	(38,103)
LME Zinc Futures	USD	Sep 2021	(5)	(379,375)	(4,356)
					$(72,287)
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Sep 2021	(2)	(213,749)	$254
10YR CAD Bond Futures	CAD	Sep 2021	(2)	(237,129)	250
Long Gilt Futures	GBP	Sep 2021	(17)	(3,067,711)	(3,263)
					$(2,759)
					$155,625

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$2,698,952	09/24/21	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	Monthly	$—	$—
USD	86,211	12/07/21	Bank of America	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	75
USD	408,722	12/07/21	Bank of America	Bloomberg Agriculture Index	0.10%	At Maturity	—	(6,773)
USD	55,946	12/07/21	Bank of America	Bloomberg Energy Index	0.07%	At Maturity	—	345
USD	318,322	12/07/21	Bank of America	(0.02)%	Bloomberg Precious Metals Index	At Maturity	—	(657)
USD	1,762,433	12/17/21	Bank of America	BofA Daily Listed Put Ratio and Call Ratio Index - US(b)	0.05%	Quarterly	—	2,135
USD	2,170,435	05/25/22	Bank of America	BAML USD Custom Equity Basket(b)	0.54%	Monthly	—	44,904
USD	5,102,408	09/09/21	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	(73,597)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$2,929,894	09/09/21	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	$—	$49,534
USD	4,422,973	09/29/21	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(b)	0.20%	At Maturity	—	(28,900)
USD	702,128	09/09/21	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net index(b)	0.30%	At Maturity	—	54,490
USD	300,002	09/20/21	BNP Paribas	iBoxx $Liquid High Yield Index	0.13%	Quarterly	17	3,411
EUR	4,987,021	09/30/21	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(b)	0.00%	At Maturity	—	292,695
USD	400,126	03/21/22	BNP Paribas	0.15%	iBoxx $Liquid High Yield Index	Quarterly	126	(7,035)
USD	600,000	03/21/22	BNP Paribas	0.13%	iBoxx $Liquid High Yield Index	Quarterly	—	(11,260)
USD	1,627,702	09/17/21	Citigroup	Citi Equity US Tech Congestion Index Series 1(b)	0.00%	At Maturity	—	(9,388)
USD	2,649,036	02/24/22	Citigroup	Citi Pure Estimates Momentum US Long-Short TR Index(b)	0.95%	At Maturity	—	(15,788)
USD	5,201,098	09/09/21	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	—	(39,617)
USD	884,461	09/09/21	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	41,971
USD	2,272,137	09/09/21	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	(9,732)
USD	3,744,833	09/09/21	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	(106,761)
USD	4,119,635	09/09/21	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	(20,749)
USD	454,805	09/09/21	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(12,037)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$264,615	09/09/21	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Bottom USD Excess Return Strategy(b)	0.40%	At Maturity	$—	$(1,406)
USD	400,000	09/20/21	Goldman Sachs	0.13%	iBoxx $Liquid High Yield Index	Quarterly	—	(9,341)
USD	7,415	10/25/21	Goldman Sachs	Achillion Pharmaceuticals CVR	0.48%	Monthly	—	81
USD	259,565	12/07/21	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	2,536
USD	126,432	12/07/21	Goldman Sachs	Bloomberg Energy Index	0.07%	At Maturity	—	1,427
USD	300,000	12/20/21	Goldman Sachs	0.13%	iBoxx $Liquid High Yield Index	Quarterly	—	(7,982)
USD	66,871	04/29/22	Goldman Sachs	Meridian Bancorp, Inc.	0.47%	Monthly	—	(1,438)
USD	322,086	04/29/22	Goldman Sachs	Flagstar Bancorp, Inc.	0.47%	Monthly	—	27,337
USD	67,899	04/29/22	Goldman Sachs	(0.28)%	Independent Bank Corp.	Monthly	—	1,319
USD	338,782	04/29/22	Goldman Sachs	(0.28)%	New York Community Bancorp.	Monthly	—	(22,381)
USD	427,517	04/29/22	Goldman Sachs	Welbilt, Inc.	0.48%	Monthly	—	(26,143)
USD	276,508	05/20/22	Goldman Sachs	(0.29)%	Bonanza Creek Energy, Inc.	Monthly	—	52,613
USD	386,096	05/20/22	Goldman Sachs	Domtar Corp.	0.46%	Monthly	—	141
USD	71,341	05/26/22	Goldman Sachs	(0.29)%	Glacier Bancorp, Inc.	Monthly	—	2,817
USD	70,181	05/26/22	Goldman Sachs	Altabancorp.	0.46%	Monthly	—	(2,851)
USD	248,555	06/10/22	Goldman Sachs	Meredith Corp.	0.47%	Monthly	—	13,765
USD	349,468	06/10/22	Goldman Sachs	First Midwest Bancorp, Inc.	0.47%	Monthly	—	(22,081)
USD	138,914	06/10/22	Goldman Sachs	(0.27)%	Gray Television, Inc.	Monthly	—	5,650
USD	353,955	06/10/22	Goldman Sachs	(0.27)%	Old National Bancorp.	Monthly	—	21,101
EUR	79,305	06/27/22	Goldman Sachs	Solarpack Corp.	(0.11)%	Monthly	—	(174)
USD	2,700,000	09/08/21	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	0.55%	At Maturity	—	18,947
USD	786,698	09/29/21	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio(a)	0.60%	At Maturity	—	(4,198)
USD	4,961,377	09/29/21	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	(21,331)
USD	4,364,677	09/29/21	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	11,455
USD	5,160,593	09/29/21	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	(4,253)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$839,837	09/29/21	JPMorgan Chase	J.P. Morgan Rates U.S. Volatility Carry Index(b)	0.00%	At Maturity	$—	$(4,932)
USD	3,000,000	12/20/21	JPMorgan Chase	iBoxx $Liquid High Yield Index	0.13%	Quarterly	—	25,158
SEK	180,989	03/14/22	JPMorgan Chase	(0.13)%	Recipharm AB-B Shares	Monthly	—	471
USD	128,744	03/21/22	JPMorgan Chase	Xilinx, Inc.	0.50%	Monthly	—	5,063
CAD	79,445	03/21/22	JPMorgan Chase	Great Canadian Gaming Corp.	0.87%	Monthly	—	(511)
USD	112,928	03/21/22	JPMorgan Chase	PNM Resources, Inc.	0.50%	Monthly	—	(1,430)
USD	67,074	03/21/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.50%	Monthly	—	(1,447)
USD	117,113	03/21/22	JPMorgan Chase	Magellan Health, Inc.	0.50%	Monthly	—	(62)
USD	61,828	03/21/22	JPMorgan Chase	Change Healthcare, Inc.	0.50%	Monthly	—	(3,059)
USD	145,484	03/21/22	JPMorgan Chase	(0.30)%	Advanced Micro Devices, Inc.	Monthly	—	(18,049)
CAD	46,815	03/24/22	JPMorgan Chase	Great Canadian Gaming Corp.	0.87%	Monthly	—	(301)
USD	81,312	03/24/22	JPMorgan Chase	Xilinx, Inc.	0.50%	Monthly	—	3,198
USD	71,320	03/24/22	JPMorgan Chase	PNM Resources, Inc.	0.50%	Monthly	—	(903)
USD	42,385	03/24/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.50%	Monthly	—	(914)
USD	91,730	03/24/22	JPMorgan Chase	(0.10)%	Advanced Micro Devices, Inc.	Monthly	—	(11,380)
USD	39,056	03/24/22	JPMorgan Chase	Change Healthcare, Inc.	0.50%	Monthly	—	(1,932)
USD	118,571	03/24/22	JPMorgan Chase	Forterra, Inc.	0.49%	Monthly	—	252
USD	73,986	03/24/22	JPMorgan Chase	Magellan Health, Inc.	0.50%	Monthly	—	(39)
USD	179,678	03/24/22	JPMorgan Chase	(0.10)%	M & T Bank Corp.	Monthly	—	9,822
USD	180,079	03/24/22	JPMorgan Chase	Peoples United Financial	0.50%	Monthly	—	(11,289)
USD	166,430	04/11/22	JPMorgan Chase	PNM Resources, Inc.	0.50%	Monthly	—	(2,108)
CAD	109,260	04/11/22	JPMorgan Chase	Great Canadian Gaming Corp.	0.86%	Monthly	—	(703)
USD	189,584	04/11/22	JPMorgan Chase	Xilinx, Inc.	0.50%	Monthly	—	7,456
USD	98,899	04/11/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.50%	Monthly	—	(2,133)
USD	214,163	04/11/22	JPMorgan Chase	(0.30)%	Advanced Micro Devices, Inc.	Monthly	—	(26,569)
USD	500,060	04/11/22	JPMorgan Chase	(0.30)%	Apollo Global Management, Inc.	Monthly	—	38,068
USD	473,388	04/11/22	JPMorgan Chase	Athene Holding Ltd.	0.50%	Monthly	—	(31,969)
USD	162,559	04/11/22	JPMorgan Chase	Peoples United Financial	0.50%	Monthly	—	(10,190)
USD	172,603	04/11/22	JPMorgan Chase	Magellan Health, Inc.	0.50%	Monthly	—	(91)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$107,107	04/11/22	JPMorgan Chase	Forterra, Inc.	0.50%	Monthly	$—	$227
USD	91,132	04/11/22	JPMorgan Chase	Change Healthcare, Inc.	0.50%	Monthly	—	(4,509)
USD	162,121	04/11/22	JPMorgan Chase	(0.30)%	M & T Bank Corp.	Monthly	—	8,862
CAD	83,934	04/18/22	JPMorgan Chase	Shaw Communications, Inc.	0.87%	Monthly	—	1,627
USD	359,545	05/23/22	JPMorgan Chase	(0.31)%	Webster Financial Corp.	Monthly	—	21,835
USD	69,934	05/23/22	JPMorgan Chase	Magnachip Semiconductor Corp.	0.49%	Monthly	—	(9,256)
USD	300,522	05/23/22	JPMorgan Chase	Nuance Communications, Inc.	0.49%	Monthly	—	1,099
USD	378,834	05/23/22	JPMorgan Chase	PPD, Inc.	0.49%	Monthly	—	411
USD	355,724	05/23/22	JPMorgan Chase	Sterling Bancorp.	0.49%	Monthly	—	(26,535)
USD	227,756	06/20/22	JPMorgan Chase	Ferro Corp.	0.49%	Monthly	—	(6,902)
USD	277,320	06/20/22	JPMorgan Chase	Extraction Oil & Gas, Inc.	0.49%	Monthly	—	(56,249)
USD	79,015	08/02/22	JPMorgan Chase	New Senior Investment Group	0.50%	Monthly	—	2,112
USD	79,335	08/02/22	JPMorgan Chase	(0.30)%	Ventas, Inc.	Monthly	—	(2,803)
GBP	234,254	08/02/22	JPMorgan Chase	St. Modwen Properties PLC	0.41%	Monthly	—	1,270
GBP	392,385	08/08/22	JPMorgan Chase	UDG Healthcare PLC	0.40%	Monthly	—	2,542
EUR	390,377	08/08/22	JPMorgan Chase	Grandvision NV	(0.10)%	Monthly	—	978
USD	365,422	08/22/22	JPMorgan Chase	Five9, Inc.	0.49%	Monthly	—	23,269
USD	376,685	08/22/22	JPMorgan Chase	(0.31)%	Zoom Video Communications, Inc.	Monthly	—	(27,126)
USD	1,774,393	09/09/21	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	108,130
USD	1,880,269	09/09/21	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	—	(6,384)
USD	400,000	09/20/21	Morgan Stanley	0.17%	iBoxx $Liquid High Yield Index	Quarterly	—	(22,544)
USD	1,200,001	09/20/21	Morgan Stanley	iBoxx $Liquid High Yield Index	0.13%	Quarterly	38	30,143
USD	5,216,797	09/30/21	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	43,165
USD	400,000	12/20/21	Morgan Stanley	0.16%	iBoxx $Liquid High Yield Index	Quarterly	(71)	(7,441)
USD	2,626,064	09/09/21	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	1,531
USD	3,107,254	09/09/21	Societe Generale	SGI VRR US Index(a)	0.21%	At Maturity	—	(52,885)
USD	5,268,000	02/17/22	Societe Generale	SGI Coda Index(b)	0.25%	At Maturity	—	18,534
							$110	$185,454

(a) The index constituents are available on the counterparty’s website.

(b) The index constituents are available on the Fund’s website.

(c) The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d) The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

Investment Abbreviations:

CVR = Contingent Value Right

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

SEK = Swedish Krona

USD = United States Dollar

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$2,324,100	$—	$0	(1)	$2,324,100
Exchange-traded Funds	3,584,738	—	—		3,584,738
United States Treasury Obligations	—	4,699,286	—		4,699,286
Short-term Investment	—	513,700	—		513,700

	$5,908,838	$5,212,986	$—		$11,121,824

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$10,255	$—		$10,255
Futures Contracts	237,707	—	—		237,707
Swap Contracts	—	1,003,891	81		1,003,972

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$11,540	$—	$11,540
Futures Contracts	82,082	—	—	82,082
Swap Contracts	—	818,518	—	818,518

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.

During the period ended July 31, 2021, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (85.3%)
Advertising (0.2%)
$4,290	MH Sub I LLC, LIBOR 1M + 3.500%(1)	(B, B2)	09/13/24	3.592	$4,269,263

Aerospace & Defense (1.3%)
4,027	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(1)	(B, B1)	01/29/27	3.592	4,011,469
4,750	Amentum Government Services Holdings LLC(2),(3)	(NR, NR)	01/31/28	0.000	4,773,750
1,766	Amentum Government Services Holdings LLC, LIBOR 3M + 4.750%(1)	(B, B1)	01/29/27	5.500	1,772,688
2,670	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(BB+, Ba3)	08/11/25	1.920	2,627,511
4,350	Peraton Corp., LIBOR 1M + 7.750%(1)	(NR, NR)	02/01/29	8.500	4,442,438
18,960	Peraton Corp., LIBOR 1M + 3.750%(1)	(B+, B1)	02/01/28	4.500	18,971,850
					36,599,706
Air Transportation (0.5%)
9,369	Brown Group Holding LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	06/07/28	3.250	9,314,151
4,988	United Airlines, Inc.(2)	(BB-, Ba1)	04/21/28	0.000	5,002,787
					14,316,938
Auto Parts & Equipment (4.7%)
11,366	Adient U.S. LLC, LIBOR 1M + 3.500%(1)	(BB-, Ba3)	04/08/28	3.592	11,371,823
2,233	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	3.000	2,230,342
9,000	Autokiniton U.S. Holdings, Inc., LIBOR 12M + 4.500%(1)	(B, B2)	04/06/28	5.000	9,063,270
11,915	Clarios Global LP, LIBOR 1M + 3.250%(1)	(B, B1)	04/30/26	3.342	11,840,733
15,749	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1),(4)	(B-, B1)	11/02/23	2.750	15,394,833
2,049	Dayco Products LLC(2)	(CCC+, Caa1)	05/19/23	0.000	2,000,971
6,487	Dealer Tire LLC, LIBOR 1M + 4.250%(1)	(B-, B1)	12/12/25	4.342	6,487,342
8,397	Garrett LX I Sarl, LIBOR 3M + 3.250%(1)	(B+, Ba2)	04/30/28	4.000	8,386,313
7,786	Gates Global LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	03/31/27	3.500	7,747,743
1,827	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(1),(5)	(CCC-, Caa3)	03/02/26	11.000	1,799,862
2,684	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(1),(5)	(B-, Caa1)	08/28/25	7.000	2,643,980
9,067	Les Schwab Tire Centers, LIBOR 6M + 3.250%(1)	(B, B2)	11/02/27	4.000	9,074,415
7,119	Midas Intermediate Holdco II LLC, LIBOR 3M + 6.750%(1)	(CCC+, B2)	12/22/25	7.500	6,859,222
729	PAI Holdco, Inc.(2)	(B, B1)	10/28/27	0.000	729,140
3,061	RVR Dealership Holdings LLC, LIBOR 3M + 4.000%(1)	(B+, B2)	02/08/28	4.750	3,054,832
304	RVR Dealership Holdings, LLC(2)	(B+, B2)	02/08/28	0.000	302,161
6,199	Superior Industries International, Inc., LIBOR 1M + 4.000%(1),(4)	(B, Ba3)	05/22/24	4.092	6,201,389
7,059	TI Group Automotive Systems LLC, EURIBOR 3M + 3.250%(1),(6)	(BB+, Ba3)	12/16/26	3.250	8,380,580
5,256	TI Group Automotive Systems LLC, LIBOR 3M + 3.250%(1)	(BB+, Ba3)	12/16/26	3.750	5,262,750
10,226	U.S. Farathane LLC, LIBOR 3M + 4.250%(1)	(B, B2)	12/23/24	5.250	10,174,691
					129,006,392
Banking (0.5%)
10,679	Citco Funding LLC, LIBOR 3M + 2.500%(1)	(NR, Ba3)	09/28/23	2.703	10,659,350
2,970	Citco Funding LLC, LIBOR 3M + 3.250%(1),(3)	(NR, Ba3)	09/28/23	3.750	2,966,287
					13,625,637
Brokerage (0.1%)
2,125	RE/MAX International, Inc., LIBOR 3M + 2.500%(1)	(BB, Ba3)	07/21/28	3.000	2,123,370

Building & Construction (0.4%)
4,609	MX Holdings U.S., Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	07/31/25	3.250	4,609,353
608	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1),(3),(7)	(B, B2)	10/29/27	4.000	607,651
2,470	Service Logic Acquisition, Inc., LIBOR 2M + 4.000%(1),(3)	(B, B2)	10/29/27	4.750	2,470,448
2,347	SiteOne Landscape Supply, LLC, LIBOR 1M + 2.000%(1)	(BB+, B1)	03/23/28	2.500	2,329,456
					10,016,908
Building Materials (3.1%)
11,947	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B, B3)	04/28/25	4.592	11,947,425
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1)	(CCC+, Caa2)	04/27/26	8.842	1,755,768
7,006	Core & Main LP, LIBOR 3M + 2.750%(1)	(B, B1)	08/01/24	3.750	7,022,084
6,525	Core & Main LP(2)	(B+, Ba3)	06/09/28	0.000	6,472,114
12,591	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	04/12/28	3.750	12,582,751
7,128	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	02/14/27	2.100	7,078,523
9,423	Foundation Building Materials Holding Co. LLC, LIBOR 1M + 3.250%(1)	(B, B2)	02/03/28	3.750	9,326,918
1,452	Hillman Group, Inc. (The), LIBOR 1M + 2.750%(1),(7)	(B+, B1)	07/14/28	0.500	1,445,584
6,061	Hillman Group, Inc. (The), LIBOR 1M + 2.750%(1)	(B+, B1)	07/14/28	3.250	6,035,311
12,931	Park River Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B1)	12/28/27	4.000	12,824,276

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials
$3,584	U.S. Concrete, Inc., LIBOR 1M + 2.750%(1)	(BB+, Ba3)	05/26/28	3.250	$3,581,760
6,334	Wilsonart LLC, LIBOR 3M + 3.500%(1)	(B+, B2)	12/19/26	4.500	6,314,970
					86,387,484
Cable & Satellite TV (0.8%)
15,111	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	2.343	14,909,513
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(6)	(B+, B1)	01/31/29	3.000	8,222,362
					23,131,875
Chemicals (6.5%)
5,033	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 1M + 3.250%(1),(6)	(B, B2)	09/13/23	3.250	5,955,519
1,693	Allnex (Luxembourg) & Cy S.C.A., LIBOR 1M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,693,308
1,276	Allnex U.S.A., Inc., LIBOR 1M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,275,732
2,711	Aruba Investments, Inc., LIBOR 6M + 4.000%(1)	(B-, B1)	11/24/27	4.750	2,723,201
10,367	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(1)	(BB-, B1)	08/27/26	5.500	10,526,505
3,557	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1),(3)	(B, B2)	11/20/23	4.500	3,552,404
2,726	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1),(3)	(B, B2)	11/20/23	4.500	2,722,858
14,758	Atotech B.V., LIBOR 3M + 2.500%(1)	(B+, B1)	03/18/28	3.000	14,711,881
2,445	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	1.897	2,421,025
7,286	CeramTec AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(6)	(B, B2)	03/07/25	2.500	8,551,861
2,149	CPC Acquisition Corp., LIBOR 3M + 7.750%(1)	(CCC, Caa2)	12/29/28	8.500	2,170,814
3,990	CPC Acquisition Corp., LIBOR 3M + 3.750%(1)	(B, B3)	12/29/27	4.500	3,975,038
1,899	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(6)	(CCC+, Caa1)	09/21/23	5.250 - 5.500	2,242,157
550	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(5)	(CCC+, Caa1)	09/21/23	6.000	548,363
3,330	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(5)	(CCC+, Caa1)	09/21/23	6.000	3,317,145
6,764	Gemini HDPE LLC, LIBOR 3M + 3.000%(1)	(BB, Ba3)	12/31/27	3.500	6,747,239
2,519	Illuminate Buyer, LLC, LIBOR 1M + 3.500%(1)	(B+, B1)	06/30/27	3.592	2,501,170
2,000	INEOS Styrolution U.S. Holding LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	01/29/26	3.250	1,997,000
6,281	Ineos U.S. Finance LLC(2)	(BB+, Ba2)	04/01/24	0.000	6,203,211
5,081	Messer Industries GmbH, LIBOR 3M + 2.500%(1)	(BB-, B1)	03/01/26	2.647	5,040,276
1,000	New Arclin U.S. Holding Corp.(2)	(B, B2)	02/28/26	0.000	1,003,440
12,154	PMHC II, Inc., LIBOR 12M + 3.500%(1)	(B-, Caa1)	03/31/25	4.500	12,072,686
2,907	PMHC II, Inc., LIBOR 12M + 7.750%(1),(4)	(CCC+, Caa3)	03/30/26	8.750	2,858,706
10,664	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(1),(3)	(B-, B3)	10/15/25	4.874 - 4.897	10,690,524
8,399	Ravago Holdings America, Inc., LIBOR 1M + 2.500%(1)	(NR, B1)	02/18/28	2.592	8,335,958
9,422	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B3)	06/26/25	4.135	9,423,959
6,000	Solenis Holdings LLC, LIBOR 3M + 8.500%(1),(4)	(CCC+, Caa1)	06/26/26	8.635	6,012,000
15,301	Starfruit Finco B.V, LIBOR 1M + 2.750%(1)	(B+, B2)	10/01/25	2.835	15,133,101
3,700	Tronox Finance LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	03/13/28	2.592 - 2.647	3,668,534
1,452	UTEX Industries, Inc., LIBOR 1M + 7.000%(1)	(NR, NR)	12/03/25	8.500	1,464,518
1,256	UTEX Industries, Inc., LIBOR 1M + 5.250%(1)	(NR, NR)	12/03/25	11.000	1,224,548
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(4)	(CCC-, Caa3)	10/27/25	9.250	3,853,549
12,608	Zep, Inc., LIBOR 3M + 4.000%(1)	(B-, B3)	08/12/24	5.000	12,279,947
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(4)	(CCC, Caa3)	08/11/25	9.250	2,216,250
					179,114,427
Diversified Capital Goods (2.0%)
4,921	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B, B1)	01/02/26	4.589	4,951,669
9,065	Dynacast International LLC, LIBOR 3M + 4.750%(1)	(CCC+, B2)	07/19/25	5.750	9,061,788
1,380	Dynacast International LLC, LIBOR 3M + 9.250%(1),(3)	(CCC-, Caa2)	02/04/28	10.250	1,431,974
3,828	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	4.342	3,805,105
2,000	Electrical Components International, Inc.(2),(3)	(B-, B2)	06/26/25	0.000	2,002,500
2,734	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B3)	03/29/25	3.920	2,708,818
3,237	Filtration Group Corp., LIBOR 1M + 3.750%(1)	(B, B3)	03/29/25	4.500	3,243,666
4,538	GrafTech Finance, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba3)	02/12/25	3.500	4,542,568
8,617	Hayward Industries, Inc., LIBOR 1M + 2.750%(1)	(BB-, B2)	05/12/28	3.250	8,552,373
14,987	Vertiv Group Corp., LIBOR 1M + 2.750%(1)	(B+, B1)	03/02/27	2.851	14,866,059
					55,166,520
Electric-Integrated (0.3%)
7,353	Pacific Gas & Electric Co., LIBOR 3M + 3.000%(1)	(BB-, B1)	06/23/25	3.500	7,177,304

Electronics (2.0%)
2,234	Bright Bidco B.V., LIBOR 3M + 3.500%(1)	(CCC, Caa3)	06/30/24	4.500	1,795,873

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Electronics
$4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, Ba3)	10/04/24	2.635	$4,183,741
3,508	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B1)	12/02/24	4.500	3,511,575
3,131	EXC Holdings III Corp., LIBOR 3M + 7.500%(1)	(CCC+, Caa1)	12/01/25	8.500	3,131,727
12,241	Idemia Group, LIBOR 3M + 4.500%(1)	(B-, B3)	01/09/26	5.250	12,216,521
7,000	Idemia Identity & Security France SAS, EURIBOR 3M + 4.500%(1),(6)	(B-, B3)	01/10/26	4.500	8,331,266
2,750	Infinite Bidco LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	03/02/28	4.250	2,748,295
1,548	Infinite Bidco LLC, LIBOR 3M + 7.000%(1)	(CCC, Caa2)	03/02/29	7.500	1,563,095
4,143	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	05/17/24	2.342	4,125,251
14,359	Tempo Acquisition LLC, LIBOR 1M + 3.250%(1)	(BB-, Ba3)	11/02/26	3.750	14,353,465
20	Tempo Acquisition LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	05/01/24	2.842	19,807
					55,980,616
Energy - Exploration & Production (0.2%)
4,683	PES Holdings LLC(2),(3),(8)	(NR, NR)	12/31/22	0.000	3,207,908
15,155	PES Holdings LLC, 3.000% PIK(1),(5),(8)	(NR, NR)	12/31/22	3.000	340,989
4,455	PES Holdings LLC, 7.000% PIK(1),(3),(4),(5),(8)	(NR, NR)	12/31/22	7.000	2,450,087
					5,998,984
Environmental (0.2%)
1,433	GFL Environmental, Inc., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	05/30/25	3.500	1,434,196
3,931	Patriot Container Corp., LIBOR 1M + 3.750%(1)	(B, B2)	03/20/25	4.750	3,910,948
					5,345,144
Food & Drug Retailers (1.2%)
2,999	L1R HB Finance Ltd., EURIBOR 3M + 4.250%(1),(6)	(B-, B3)	08/09/24	4.250	3,460,514
2,999	L1R HB Finance Ltd., LIBOR - GBP 3M + 5.250%(1),(9)	(B-, B3)	09/02/24	5.329	4,026,093
12,757	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	11/30/27	4.250	12,758,240
12,559	WOOF Holdings, Inc., LIBOR 12M + 3.750%(1)	(B-, B2)	12/21/27	4.500	12,548,807
625	WOOF Holdings, Inc., LIBOR 6M + 7.250%(1)	(CCC, Caa2)	12/21/28	8.000	633,908
					33,427,562
Food - Wholesale (0.8%)
847	AI Aqua Merger Sub, Inc. (1st Lien Delayed Draw Term Loan)(2)	(B, B3)	06/16/28	0.000	848,373
6,780	AI Aqua Merger Sub, Inc. (1st Lien Term Loan B)(2)	(B, B3)	06/16/28	0.000	6,786,979
1,578	Froneri International Ltd., LIBOR 1M + 2.250%(1)	(B+, B1)	01/29/27	2.342	1,551,784
6,176	United Natural Foods, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	10/22/25	3.592	6,164,037
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(4),(6)	(B, B2)	01/31/25	5.750	5,888,265
					21,239,438
Gaming (1.7%)
3,465	Aristocrat Leisure Ltd., LIBOR 3M + 3.750%(1)	(BB+, Ba1)	10/19/24	4.750	3,472,051
2,080	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	2.842	2,059,532
7,188	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(4)	(CCC+, Caa2)	07/08/24	4.092	6,981,592
11,089	Golden Nugget, Inc., LIBOR 2M + 2.500%(1)	(B, B2)	10/04/23	3.250	10,995,959
6,600	Jackpotjoy PLC, LIBOR - GBP 1M + 4.250%(1),(9)	(B+, Ba3)	12/05/24	4.250	9,157,687
13,185	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(1)	(BBB-, Ba1)	07/21/26	3.634	13,105,035
					45,771,856
Gas Distribution (0.1%)
4,142	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(1)	(B, B3)	09/27/24	6.500	4,150,403

Health Facilities (1.2%)
9,285	Insulet Corp., LIBOR 1M + 3.250%(1)	(B+, Ba3)	05/04/28	3.750	9,303,895
6,905	Loire Finco Luxembourg S.a.r.l., LIBOR 1M + 3.750%(1)	(B, B3)	04/21/27	4.750	6,879,142
2,687	Western Dental Services, Inc., LIBOR 1M + 4.500%(1)	(B-, B3)	06/30/23	5.500	2,683,560
14,176	Western Dental Services, Inc., LIBOR 1M + 5.250%(1)	(B-, B3)	06/30/23	6.250	14,181,807
					33,048,404
Health Services (4.7%)
1,000	ADMI Corp.(2)	(B, B2)	12/23/27	0.000	996,875
2,307	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(3)	(B+, B1)	01/04/26	3.500	2,301,019
2,487	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(3)	(B+, B1)	01/04/26	2.875	2,465,514
17,293	Athenahealth, Inc., LIBOR 3M + 4.250%(1)	(B, B2)	02/11/26	4.410	17,319,142
5,448	ATI Holdings Acquisition, Inc.(2)	(B-, B2)	05/10/23	0.000	5,310,129
6,727	Cambrex Corp.(2)	(B, B2)	12/04/26	0.000	6,741,363
2,369	Cano Health LLC, LIBOR 6M + 4.500%(1),(3)	(B, B2)	11/19/27	5.250	2,368,612
5,097	Carestream Health, Inc., LIBOR 3M + 6.750%(1)	(B-, B1)	05/08/23	7.750	5,133,030

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services
$14,515	KUEHG Corp., LIBOR 3M + 3.750%(1)	(CCC+, B3)	02/21/25	4.750	$14,243,832
8,013	Learning Care Group, Inc., LIBOR 3M + 3.250%(1)	(CCC+, B3)	03/13/25	4.250	7,845,144
14,741	MedAssets Software Intermediate Holdings, Inc., LIBOR 6M + 3.750%(1)	(B-, B2)	01/28/28	4.500	14,715,537
6,724	Navicure, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/22/26	4.092	6,708,842
5,985	PointClickCare Technologies, Inc., LIBOR 3M + 3.000%(1)	(B+, B1)	12/29/27	3.750	5,981,259
1,995	PPD, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	01/13/28	2.750	1,992,337
3,588	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	07/09/25	4.346 - 4.350	3,583,879
1,284	SCP Eye Care Services LLC(2),(3),(7)	(B-, B3)	03/16/28	0.000	1,282,110
7,406	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(1),(3)	(B-, B3)	03/16/28	5.250	7,396,788
3,000	Select Medical Corp., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	03/06/25	2.350	2,963,115
1,750	Signify Health LLC, LIBOR 3M + 3.250%(1)	(B, B1)	06/16/28	3.750	1,744,172
1,000	Southern Veterinary Partners LLC, LIBOR 3M + 7.750%(1),(3)	(CCC, Caa2)	10/05/28	8.750	1,005,000
1,014	Southern Veterinary Partners LLC, LIBOR 3M + 4.000%(1),(7)	(B-, B2)	10/05/27	4.000	1,017,737
7,317	Southern Veterinary Partners LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	10/05/27	5.000	7,341,701
1,943	TTF Holdings LLC, LIBOR 3M + 4.250%(1),(3)	(B+, B2)	03/24/28	5.000	1,940,429
8,143	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(1)	(B-, B3)	12/10/27	6.250	8,209,049
					130,606,615
Hotels (0.3%)
5,000	Compass III Ltd., EURIBOR 6M + 4.250%(1),(6)	(B, B2)	05/09/25	4.250	5,945,302
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(6)	(CCC, Caa2)	04/30/26	9.000	3,560,066
					9,505,368
Insurance Brokerage (3.2%)
12,316	Acrisure LLC, LIBOR 2M + 3.500%(1)	(B, B2)	02/15/27	3.607	12,117,422
4,417	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(1),(3)	(B, B2)	08/01/25	4.500	4,422,268
5,349	Alliant Holdings Intermediate LLC, LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	3.342	5,285,956
4,990	Alliant Holdings Intermediate LLC, LIBOR 1M + 3.750%(1)	(B, B2)	10/08/27	4.250	4,992,623
2,376	AmWINS Group, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/19/28	3.000	2,343,571
7,310	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	02/12/27	3.592	7,232,976
9,825	Hub International Ltd., LIBOR 3M + 2.750%(1)	(B, B2)	04/25/25	2.865 - 2.875	9,692,047
8,331	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	4.000	8,325,707
7,240	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(6)	(B, B2)	12/20/24	3.500	8,574,629
17,036	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	4.170	16,762,658
8,204	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(1)	(BB-, B1)	09/01/27	3.750	8,185,717
					87,935,574
Investments & Misc. Financial Services (3.7%)
2,494	AlixPartners, LLP, LIBOR 1M + 2.750%(1)	(B+, B1)	02/04/28	3.250	2,480,408
8,136	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(4)	(CCC-, Caa1)	04/03/24	5.000	6,810,484
4,763	AqGen Ascensus, Inc.(2),(3)	(CCC, Caa2)	05/04/29	0.000	4,738,877
12,500	AqGen Island Holdings, Inc.(2)	(B-, B2)	05/20/28	0.000	12,465,625
8,479	Citadel Securities LP, LIBOR 1M + 2.500%(1)	(BBB-, Ba1)	02/02/28	2.592	8,345,506
6,873	Deerfield Dakota Holding, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	04/09/27	4.750	6,885,454
12,653	Ditech Holding Corp.(2),(8)	(NR, Wr)	06/30/22	0.000	2,549,045
1,228	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	4.500	1,225,741
10,444	Focus Financial Partners LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	07/03/24	2.092	10,318,592
533	Focus Financial Partners LLC(2),(7)	(BB-, Ba3)	06/24/28	0.000	528,637
2,312	Focus Financial Partners LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/01/28	3.000	2,290,758
12,844	Hudson River Trading LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba2)	03/20/28	3.092	12,656,798
13,763	Jane Street Group LLC, LIBOR 1M + 2.750%, LIBOR 3M + 2.750%(1)	(BB-, Ba2)	01/26/28	2.839 - 2.842	13,573,641
2,119	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(1)	(B, B3)	06/03/26	4.350	2,115,060
1,900	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(1),(3)	(B+, Ba3)	04/30/24	2.750	1,881,000
4,326	VFH Parent LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/01/26	3.085	4,300,508
9,951	Zebra Buyer LLC(2)	(BB-, Ba2)	04/21/28	0.000	9,971,545
					103,137,679
Life Insurance (0.0%)
1,178	Vida Capital, Inc., LIBOR 1M + 6.000%(1),(3)	(B, B2)	10/01/26	6.092	1,107,292

Machinery (2.1%)
3,354	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(1)	(B, B2)	10/08/27	4.250	3,355,208
2,841	Alloy Finco Ltd., LIBOR - GBP 3M + 6.750%(1),(9)	(NR, Caa3)	03/06/24	8.750	3,976,650

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery
$3,453	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK(1),(3),(5),(9)	(NR, NR)	03/06/25	14.000	$4,608,559
3,738	Alloy Finco Ltd. (USD Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash,13.500% PIK(1),(4),(5)	(NR, NR)	03/06/25	14.000	3,588,121
985	Clark Equipment Co., LIBOR 3M + 2.250%(1)	(BB, Ba3)	05/18/24	2.397	975,869
4,430	Cohu, Inc., LIBOR 3M + 3.000%(1)	(B+, Ba3)	10/01/25	3.172	4,413,413
6,600	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	11/17/25	3.600	6,564,156
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(4)	(CCC+, Caa2)	11/15/26	8.350	1,564,473
5,952	Engineered Machinery Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	07/19/24	4.250	5,954,990
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(4)	(CCC+, Caa2)	09/06/26	6.842	3,688,904
9,434	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	3.592	9,290,753
478	LTI Holdings, Inc. (Delayed Draw Term Loan)(2),(3)	(B-, B2)	07/24/26	0.000	475,734
797	LTI Holdings, Inc. (Term Loan)(2),(3)	(B-, B2)	07/24/26	0.000	792,891
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(B-, B3)	10/23/25	2.592	8,261,036
					57,510,757
Managed Care (1.2%)
14,175	Inovalon Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B2)	04/02/25	2.875	14,093,740
19,880	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, Ba3)	06/07/23	3.750	19,764,975
					33,858,715
Media - Diversified (0.6%)
12,810	Alchemy Copyrights, LLC, LIBOR 1M + 3.000%(1),(3)	(B+, B1)	03/10/28	3.500	12,793,626
1,892	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(CCC+, Caa1)	08/24/26	3.350	1,046,010
2,611	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B, Caa1)	10/20/25	3.342	2,522,928
1,500	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1),(4)	(CCC, Caa3)	10/19/26	7.092	1,454,250
					17,816,814
Media Content (0.5%)
8,250	Recorded Books, Inc., LIBOR 1M + 4.000%(1)	(B-, B3)	08/29/25	4.103	8,247,443
5,000	WMG Acquisition Corp.(2)	(BB+, Ba3)	01/20/28	0.000	4,943,750
					13,191,193
Medical Products (2.6%)
14,775	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	06/15/23	6.000	14,308,262
8,397	Avantor, Inc., LIBOR 1M + 2.250%(1)	(NR, Ba1)	11/08/27	2.750	8,380,564
9,550	CPI Holdco LLC, LIBOR 1M + 3.750%(1)	(B, B2)	11/04/26	3.842	9,544,074
7,412	CryoLife, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	06/01/27	4.500	7,418,012
3,727	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	4.647	3,582,518
5,059	Greatbatch Ltd.(2)	(B+, B1)	10/27/22	0.000	5,060,345
5,688	Maravai Intermediate Holdings, LLC, LIBOR 1M + 3.750%(1)	(B, B2)	10/19/27	4.750	5,705,302
16,276	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	12/11/26	3.250	16,232,247
2,475	Viant Medical Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	07/02/25	3.842	2,397,637
					72,628,961
Metals & Mining - Excluding Steel (0.0%)
6,814	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(1),(3),(8)	(NR, NR)	02/28/19	7.750	3,407

Oil Refining & Marketing (0.6%)
13,012	EG Finco Ltd, EURIBOR 3M + 4.000%(1),(6)	(B-, B3)	02/07/25	3.457	15,213,373

Packaging (2.5%)
2,740	Altium Packaging LLC(2)	(B+, B2)	02/03/28	0.000	2,715,807
3,879	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC+, Caa1)	12/07/23	3.750	3,619,898
2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(4)	(CCC-, Caa3)	12/07/24	8.750	1,085,771
2,949	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1),(3)	(CCC+, Caa1)	12/07/23	6.000	2,764,856
2,764	Berlin Packaging LLC(2)	(B-, B3)	11/07/25	0.000	2,735,111
7,058	Flex Acquisition Co., Inc., LIBOR 3M + 3.250%(1)	(B, B2)	06/29/25	3.395	6,966,206
4,198	Flex Acquisition Co., Inc., LIBOR 3M + 3.500%(1)	(B, B2)	02/23/28	4.000	4,168,235
13,713	Proampac PG Borrower LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	11/03/25	4.500	13,721,390
1,045	Reynolds Group Holdings, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	02/05/26	3.342	1,033,932
9,561	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	2.842	9,540,443
1,093	Strategic Materials, Inc., LIBOR 3M + 3.750%(1),(4)	(CCC, Caa3)	11/01/24	4.750	986,584
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(3),(4)	(CC, C)	10/31/25	8.750	2,515,625
5,500	Technimark LLC, LIBOR 3M + 3.750%(1)	(B-, B2)	06/30/28	4.750	5,470,218
1,955	TricorBraun Holdings, Inc., LIBOR 3M + 3.250%(1),(7)	(B-, B2)	03/03/28	3.250	1,938,270

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Packaging
$8,691	TricorBraun Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	03/03/28	3.750	$8,617,227
					67,879,573
Personal & Household Products (1.8%)
6,726	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 5.250%(1)	(B, B2)	09/27/24	6.250	6,743,022
11,643	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(1)	(B, B2)	09/27/24	4.000	11,610,910
3,283	Anticimex International AB(2)	(B, B2)	07/21/28	0.000	3,279,016
3,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(6)	(B-, B3)	10/31/23	5.250	4,027,827
3,658	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B, B2)	08/10/23	8.500	3,698,856
6,502	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B-, Caa2)	08/10/23	8.500	6,190,396
13,187	Weber-Stephen Products LLC, LIBOR 1M + 3.250%, PRIME + 2.250%(1)	(B, B1)	10/30/27	4.000 - 5.500	13,172,858
					48,722,885
Pharmaceuticals (2.5%)
1,834	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/01/25	8.500	1,868,333
8,648	Alkermes, Inc., LIBOR 3M + 2.500%(1),(3)	(BB, Ba3)	03/09/26	3.000	8,648,039
11,014	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba2)	06/02/25	3.092	10,949,456
3,148	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba2)	11/27/25	2.842	3,120,328
9,402	Certara, LP, LIBOR 1M + 3.500%(1)	(B+, B2)	08/15/26	3.592	9,384,821
5,595	Endo Luxembourg Finance Co. I S.a r.l., LIBOR 3M + 5.000%(1)	(B, B2)	03/27/28	5.750	5,478,141
4,713	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.000%(1)	(BB+, Ba2)	11/15/27	2.084	4,655,233
3,992	Horizon Therapeutics U.S.A., Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/15/28	2.500	3,958,159
8,140	ICON Luxembourg Sarl (LUX Term Loan), LIBOR 3M + 2.500%(1)	(BB+, Ba1)	07/03/28	3.000	8,132,646
2,028	ICON Luxembourg Sarl (US Term Loan), LIBOR 3M + 2.500%(1)	(BB+, Ba1)	07/03/28	3.000	2,026,254
10,475	Jazz Financing Lux S.a.r.l.(2)	(BB-, Ba2)	05/05/28	0.000	10,501,188
1,234	RPI Intermediate Finance Trust, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	02/11/27	1.842	1,230,058
					69,952,656
Real Estate Development & Management (0.2%)
4,987	BIFM CA Buyer, Inc., LIBOR 1M + 3.500%(1),(3)	(B, B2)	06/01/26	3.592	4,931,171

Real Estate Investment Trust (0.1%)
2,475	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(1),(3)	(B+, Ba2)	04/23/26	3.250	2,465,765

Recreation & Travel (2.7%)
12,937	Alterra Mountain Co., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/24	2.842	12,821,487
2,154	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(1)	(CCC-, Caa3)	09/04/26	7.885	1,965,384
9,931	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(1)	(B-, B3)	09/05/25	3.885	9,620,865
5,023	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(1)	(CCC, Caa2)	02/28/25	3.500	4,090,085
7,328	Crown Finance U.S., Inc., LIBOR 3M + 2.750%(1)	(CCC, Caa2)	09/30/26	3.750	5,905,097
1,726	Crown Finance U.S., Inc., LIBOR 3M + 7.000% Cash, 8.250% PIK(1),(5)	(B-, B3)	05/23/24	15.250	2,149,586
1,115	Crown Finance U.S., Inc., LIBOR 3M + 8.250%(1),(3)	(B-, B3)	05/23/24	8.380	1,073,452
8,920	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	5.500	8,258,175
5,773	Hornblower Sub LLC, LIBOR 6M + 8.125%(1),(3)	(NR, NR)	11/10/25	9.125	6,076,289
2,000	Hornblower Sub LLC, LIBOR 3M + 8.125%(1),(3)	(NR, NR)	11/10/25	9.125	2,105,000
450	Motion Finco Sarl (Delayed Draw Term Loan B2), LIBOR 3M + 3.250%(1)	(CCC+, B2)	11/12/26	3.397	428,097
3,740	Motion Finco Sarl (USD Term Loan B1), LIBOR 3M + 3.250%(1)	(CCC+, B2)	11/12/26	3.397	3,561,441
3,980	Richmond UK Bidco Ltd., LIBOR - GBP 6M + 4.250%(1),(9)	(B-, B3)	03/03/24	4.363	5,452,045
10,367	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	03/31/24	3.750	10,293,713
					73,800,716
Restaurants (3.3%)
14,818	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	1.842	14,551,746
10,774	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(1)	(B, B2)	06/27/25	3.592	10,698,283
7,463	IRB Holding Corp., LIBOR 3M + 3.250%(1)	(B, B2)	12/15/27	4.250	7,448,508
11,855	IRB Holding Corp., LIBOR 3M + 2.750%(1)	(B, B2)	02/05/25	3.750	11,809,577
1,529	K-Mac Holdings Corp.(2)	(CCC, Caa2)	07/20/29	0.000	1,541,561
7,500	K-Mac Holdings Corp.(2)	(B-, B2)	07/21/28	0.000	7,469,213
16,163	Tacala LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/05/27	3.592	16,147,861
8,156	Whatabrands LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	07/31/26	2.839	8,152,604
13,030	Whatabrands LLC(2)	(B, B2)	07/12/28	0.000	12,985,177
					90,804,530

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (13.3%)
$10,960	Applied Systems, Inc., LIBOR 3M + 3.250%, PRIME + 2.250%(1)	(B-, B2)	09/19/24	3.750 - 5.500	$10,935,363
9,290	Aston FinCo Sarl, LIBOR 1M + 4.250%(1)	(B-, B2)	10/09/26	4.335	9,269,695
6,332	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	4.000	6,338,752
7,105	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	3.092	7,045,956
6,706	CCC Information Services, Inc., LIBOR 1M + 3.000%(1)	(B-, B3)	04/29/24	4.000	6,709,107
14,918	Ceridian HCM Holding, Inc., LIBOR 1W + 2.500%(1)	(B+, B1)	04/30/25	2.584	14,680,872
1,758	CommerceHub, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa2)	12/29/28	7.750	1,786,168
5,896	CommerceHub, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	12/29/27	4.750	5,911,966
1,347	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	5.135	1,344,664
10,769	DCert Buyer, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/16/26	4.092	10,770,447
936	Dynatrace LLC, LIBOR 1M + 2.250%(1)	(BB+, Ba3)	08/22/25	2.342	932,121
1,250	E2open, LLC, LIBOR 3M + 3.250%(1)	(B, B2)	02/04/28	3.750	1,249,475
2,000	E2open, LLC(2),(3)	(NR, B2)	02/04/28	0.000	2,002,500
6,275	EAB Global, Inc., LIBOR 2M + 3.750%(1),(3)	(B-, B2)	11/15/24	4.750	6,235,919
6,963	EAB Global, Inc.(2)	(B-, B2)	06/28/28	0.000	6,922,015
779	Emerald TopCo, Inc., LIBOR 1M + 3.500%, LIBOR 3M + 3.500%(1)	(B, B2)	07/24/26	3.592 - 3.629	771,468
5,000	Endure Digital, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	02/10/28	4.250	4,913,275
4,080	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	8.750	4,224,493
12,661	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	4.000	12,639,344
23,449	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(1)	(CCC+, B2)	06/13/24	4.500	23,115,489
2,500	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(1)	(CCC-, Caa2)	06/13/25	8.250	2,521,100
5,978	First Advantage Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	01/31/27	2.842	5,941,625
15,671	Flexera Software LLC, LIBOR 3M + 3.750%(1)	(B-, B1)	03/03/28	4.500	15,694,620
10,155	GHX Ultimate Parent Corp., LIBOR 3M + 3.000%(1)	(B, B2)	06/28/24	4.000	10,141,958
1,550	Go Daddy Operating Company LLC, LIBOR 1M + 1.750%(1)	(BB, Ba1)	02/15/24	1.842	1,534,069
8,699	Huskies Parent, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	07/31/26	4.092	8,702,914
9,384	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	4.250	9,397,595
4,988	IGT Holding IV AB, LIBOR 3M + 3.750%(1)	(B, B2)	03/31/28	4.250	4,968,797
2,041	MA FinanceCo. LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.842	2,017,202
700	Marcel LUX IV Sarl, LIBOR 1M + 4.000%(1)	(BB-, B1)	12/31/27	4.750	698,604
2,997	Marcel LUX IV Sarl(2)	(BB-, B1)	03/15/26	0.000	2,984,178
23,455	Polaris Newco LLC, LIBOR 6M + 4.000%(1)	(B-, B2)	06/02/28	4.500	23,466,725
13,265	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	4.100	13,259,981
2,985	Project Boost Purchaser LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	3.592	2,957,787
1,368	Project Leopard Holdings, Inc.(2)	(B, B2)	07/05/24	0.000	1,373,732
8,508	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(1)	(B, B2)	03/03/28	4.000	8,473,558
14,543	Proofpoint, Inc.(2)	(B-, B2)	06/09/28	0.000	14,419,384
19,150	RealPage, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	04/24/28	3.750	19,057,888
13,673	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.842	13,513,064
3,789	SkillSoft Corp., LIBOR 3M + 4.750%(1)	(B-, B2)	06/30/28	5.500	3,820,783
3,344	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.842	3,300,989
4,054	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.842	4,001,968
10,247	Storable, Inc., LIBOR 3M + 3.250%(1)	(B, B2)	04/17/28	3.750	10,196,076
17,460	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B-, B1)	05/04/26	3.842	17,471,979
7,615	Turing Midco LLC(2)	(B+, B2)	03/23/28	0.000	7,605,817
2,107	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/28/24	2.100	2,099,193
7,199	Virtusa Corp., LIBOR 1M + 4.250%(1)	(B+, B2)	02/11/28	5.000	7,236,063
10,651	VS Buyer LLC, LIBOR 1M + 3.000%(1)	(B, B1)	02/28/27	3.092	10,581,546
					365,238,284
Specialty Retail (0.5%)
11,353	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/14/26	3.087	11,306,204
3,208	Pilot Travel Centers LLC(2),(3)	(BB+, Ba1)	07/29/28	0.000	3,196,381
					14,502,585
Steel Producers/Products (0.3%)
8,665	Zekelman Industries, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	01/24/27	2.087	8,553,923

Support - Services (4.2%)
1,250	Allied Universal Holdco LLC, LIBOR 1M + 3.750%(1)	(B, B2)	05/12/28	4.250	1,250,606
7,006	Beacon Roofing Supply, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	04/23/28	2.592	6,957,277
2,689	Belron Finance U.S. LLC, LIBOR 3M + 2.750%(1)	(BB+, Ba3)	04/13/28	3.250	2,684,263
8,783	Change Healthcare Holdings LLC, LIBOR 3M + 2.500%(1)	(B+, B1)	03/01/24	3.500	8,777,004
8,000	CoreLogic, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	06/02/28	4.000	7,970,000
2,030	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B-, B3)	07/31/26	6.000	2,036,427

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services
$7,500	LaserShip, Inc., LIBOR 6M + 4.500%(1)	(B-, B2)	05/07/28	5.250	$7,511,738
2,500	Maximus, Inc., LIBOR 3M + 2.000%(1)	(BB+, Ba2)	05/28/28	2.500	2,504,688
5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(4),(6)	(B-, Caa1)	01/06/24	4.500	5,811,899
5,479	Nuvei Technologies Corp., LIBOR 3M + 2.500%(1),(3)	(B+, Ba3)	09/29/25	3.000	5,465,519
1,531	Osmose Utilities Services, Inc., LIBOR 3M + 3.250%(1)	(B, B2)	06/23/28	3.750	1,519,525
11,315	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	3.100	11,269,525
7,496	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(1),(4)	(CCC, Caa1)	12/20/23	5.500	7,433,752
12,218	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	3.342	12,042,937
5,760	SRAM, LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	05/12/28	3.250	5,738,726
4,000	Tiger Acquisition, LLC, LIBOR 3M + 3.250%(1)	(B, B1)	06/01/28	3.750	3,975,020
3,704	Tribe Buyer LLC, LIBOR 1M + 4.500%(1),(3)	(CCC+, Caa1)	02/16/24	5.500	3,120,258
6,717	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1),(4)	(CCC, Caa1)	08/25/25	8.750	6,731,882
12,229	White Cap Buyer LLC, LIBOR 3M + 4.000%(1)	(B, B2)	10/19/27	4.500	12,255,310
					115,056,356
Tech Hardware & Equipment (0.7%)
12,315	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B, Ba3)	04/06/26	3.342	12,215,435
6,591	Ingram Micro, Inc.(2)	(BB-, B1)	06/30/28	0.000	6,604,189
					18,819,624
Telecom - Wireless (0.4%)
3,952	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	3.750	3,945,708
4,500	MetroNet Systems Holdings, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	05/26/28	4.500	4,509,562
500	MetroNet Systems Holdings, LLC(2),(7)	(B-, B2)	05/26/28	0.000	501,063
2,175	Xplornet Communications, Inc.(2)	(B-, B3)	06/10/27	0.000	2,180,016
					11,136,349
Telecom - Wireline Integrated & Services (2.4%)
2,494	Altice France S.A., LIBOR 3M + 4.000%(1)	(B, B2)	08/14/26	4.155	2,490,996
9,065	Altice France S.A., LIBOR 3M + 3.688%(1)	(B, B2)	01/31/26	3.814	8,970,305
17,854	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	2.342	17,595,680
3,830	Cologix, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	05/01/28	4.500	3,841,020
1,642	GTT Communications, Inc., LIBOR 3M + 2.750%(1)	(CCC-, Wr)	05/31/25	2.900	1,304,809
948	GTT Communications, Inc. (1st Lien Term Loan B), LIBOR 1M + 5.000% Cash, 2.500% PIK(1),(5)	(CCC+, NR)	12/31/21	8.500	964,225
590	GTT Communications, Inc. (Incremental Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(1),(5)	(CCC+, NR)	12/31/21	8.500	600,355
7,269	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	1.842	7,125,764
1,247	Numericable Group S.A., LIBOR 3M + 2.750%(1)	(B, B2)	07/31/25	2.879	1,216,873
2,268	TVC Albany, Inc., LIBOR 1M + 3.500%(1),(3)	(B-, B2)	07/23/25	3.590	2,230,879
7,200	Voyage Australia Pty Ltd., LIBOR 3M + 3.500%(1)	(BB-, B1)	07/20/28	4.000	7,200,000
11,426	Zayo Group Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/27	3.092	11,255,836
					64,796,742
Theaters & Entertainment (2.6%)
2,247	Metro-Goldwyn-Mayer Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/03/25	2.600	2,241,536
13,830	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(CCC+, B3)	07/03/26	5.500	13,875,630
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(4)	(B+, B3)	05/08/25	3.500	4,709,511
6,280	Technicolor S.A., EURIBOR 6M + 3.000% Cash, 3.000% PIK(1),(5),(6)	(CCC, Ca)	12/31/24	6.000	7,223,952
1,238	Technicolor S.A., LIBOR 6M + 12.000% Cash, 6.000% PIK(1),(5)	(B, Caa1)	06/30/24	18.153	1,371,383
1,890	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(1),(5)	(CCC, Ca)	12/31/24	5.954	1,832,921
16,531	UFC Holdings LLC, LIBOR 6M + 2.750%(1)	(B, B2)	04/29/26	3.500	16,447,402
23,754	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B3)	05/18/25	2.850	23,143,734
					70,846,069
Transport Infrastructure/Services (0.2%)
4,684	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(CCC+, Caa2)	03/11/24	4.000	4,208,004

Trucking & Delivery (0.3%)
7,584	American Trailer World Corp., LIBOR 1M + 3.750%(1)	(B, B3)	03/03/28	4.500	7,493,978
TOTAL BANK LOANS (Cost $2,383,030,700)					2,347,623,189

CORPORATE BONDS (6.9%)
Auto Parts & Equipment (0.3%)
1,345	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(10)	(CCC+, Caa1)	05/15/27	8.500	1,454,281

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Auto Parts & Equipment
$6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(CCC, Caa1)	11/15/26	5.625	$6,146,863
2,000	TI Automotive Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 101.88)(6),(10)	(B+, B3)	04/15/29	3.750	2,433,702
					10,034,846
Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(10)	(BB-, Ba3)	06/15/25	8.625	2,193,346

Building Materials (0.0%)
1,000	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(10)	(CCC, Caa1)	08/01/29	6.750	1,011,375

Cable & Satellite TV (0.3%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(10)	(BB, Ba3)	11/15/31	4.500	1,011,050
6,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	6,331,200
2,181	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(B+, B1)	01/15/27	5.500	2,266,195
					9,608,445
Chemicals (0.3%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(10)	(B, B2)	05/15/28	4.750	3,975,280
3,250	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(10)	(CCC+, Caa2)	05/15/26	6.750	3,314,480
					7,289,760
Consumer/Commercial/Lease Financing (0.2%)
4,815	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(10)	(BB, Ba3)	02/01/28	4.750	4,932,992

Diversified Capital Goods (0.1%)
2,000	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(10)	(BB-, Ba3)	06/01/31	4.250	2,047,590

Energy - Exploration & Production (0.3%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 08/30/21 @ 104.88)(10)	(B, Caa2)	11/01/23	9.750	7,304,284

Gaming (0.1%)
1,862	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 101.69)(10)	(CCC, Caa2)	10/15/24	6.750	1,868,983

Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(10)	(NR, B1)	09/30/26	6.500	3,034,635

Health Services (0.6%)
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	10,754,455
1,500	Owens & Minor, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/31/24 @ 102.25)(10)	(B, B2)	03/31/29	4.500	1,539,427
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(10)	(CCC, Caa2)	02/01/28	9.250	2,205,485
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(10)	(B-, B2)	12/15/25	5.250	2,052,110
					16,551,477
Insurance Brokerage (0.2%)
1,801	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	1,830,599
1,260	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(10)	(B, B2)	10/15/27	4.250	1,252,125
2,000	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(10)	(B, B1)	08/15/28	4.875	2,041,560
					5,124,284

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Investments & Misc. Financial Services (0.1%)
$3,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(10)	(B+, B1)	04/15/29	5.250	$3,116,250

Media Content (0.2%)
4,250	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(10)	(CCC+, Caa1)	08/15/26	5.375	2,470,313
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(10)	(BB+, Ba3)	07/15/30	3.875	4,115,680
					6,585,993
Metals & Mining - Excluding Steel (0.1%)
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(10)	(B-, Caa1)	02/15/26	7.000	4,121,280

Oil Field Equipment & Services (0.1%)
143	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Secured Notes (Callable 08/10/21 @ 104.00)(3),(5),(10),(11)	(NR, NR)	05/15/25	11.000	156,802
1,167	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (3),(5),(10),(11),(12)	(NR, NR)	11/15/25	5.000	1,359,702
					1,516,504
Packaging (0.4%)
10,350	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(10)	(BB-, Ba3)	04/15/29	4.125	10,528,693

Pharmaceuticals (0.4%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B, B3)	04/01/26	9.250	384,731
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(10)	(B, B3)	02/15/29	6.250	1,992,440
1,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(10)	(B, B3)	02/15/31	5.250	938,795
6,825	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(10)	(BB-, Ba2)	01/15/29	4.375	7,115,814
					10,431,780
Real Estate Investment Trusts (0.3%)
1,070	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,119,862
2,250	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	2,339,437
4,634	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(10)	(B+, Ba3)	11/01/23	5.500	4,865,700
1,137	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(10)	(B+, Ba3)	07/15/26	3.625	1,157,472
					9,482,471
Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 101.22)(10)	(CCC, B3)	07/31/24	4.875	1,305,720
1,500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10),(13)	(CCC, B3)	04/15/27	5.500	1,549,403
2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(10)	(B, Ba2)	07/01/25	7.000	2,680,337
2,634	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(10)	(BB-, B2)	11/01/27	4.875	2,680,411
					8,215,871
Software - Services (0.3%)
3,331	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(10)	(CCC+, Caa2)	12/15/28	7.125	3,418,888
4,350	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(10)	(B+, B1)	07/15/29	4.125	4,371,924
					7,790,812
Support - Services (1.4%)
3,557	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(10)	(B, B2)	06/01/28	4.625	3,561,446
5,698	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(10)	(B, B2)	06/01/28	4.625	5,726,490

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$9,455	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(10)	(CCC+, Caa1)	06/01/29	6.000	$9,478,921
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(10)	(B, B1)	05/01/28	4.500	10,999,065
4,065	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(10)	(B-, B3)	07/31/26	7.125	4,203,413
5,443	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(10)	(B, B2)	05/01/29	4.625	5,515,365
					39,484,700
Tech Hardware & Equipment (0.2%)
6,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(10)	(BB-, B1)	05/15/29	4.750	6,200,910

Telecom - Wireline Integrated & Services (0.3%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 08/16/21 @ 103.75)(10)	(B, B2)	05/15/26	7.500	4,166,720
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 103.94)(8),(10)	(D, NR)	12/31/24	7.875	695,030
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(10)	(B+, B1)	07/15/29	5.125	3,077,505
					7,939,255
Theaters & Entertainment (0.2%)
1,961	Technicolor S.A., Tranche 1 Notes (6)	(NR, NR)	06/30/24	6.000	2,546,658
2,442	Technicolor S.A., Tranche 2 Notes (6)	(NR, NR)	06/30/24	6.000	3,170,699
					5,717,357
TOTAL CORPORATE BONDS (Cost $193,577,584)					192,133,893

ASSET BACKED SECURITIES (3.1%)
Collateralized Debt Obligations (3.1%)
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 4.180%(1),(10)	(BBB-, NR)	10/20/31	4.314	3,515,991
2,500	Battalion CLO Ltd., 2021-21A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa3)	07/15/34	3.432	2,501,693
1,500	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950%(1),(10)	(NR, Baa3)	04/20/32	4.084	1,505,433
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(BB-, NR)	04/20/34	6.884	1,734,227
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(B, NR)	04/20/31	5.534	1,920,316
4,163	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	4,185,929
2,513	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,585,369
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(B+, NR)	07/27/31	5.529	707,767
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	07/15/31	3.276	1,951,820
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(B+, NR)	01/18/31	5.984	2,486,691
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	2.884	3,851,052
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(BBB-, NR)	07/17/34	0.000	1,751,197
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	10/15/29	3.326	3,457,062
5,000	Galaxy XVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	07/15/31	3.126	4,961,345
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(10)	(BBB-, NR)	04/15/34	4.326	3,498,953
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(10)	(BB-, NR)	04/15/33	7.058	1,987,214
2,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.650%(1),(10)	(BBB-, NR)	04/17/34	3.784	2,001,314
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	2.125	5,999,976
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	3.125	3,931,147
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	6.206	3,160,761
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(10)	(NR, Ba3)	04/20/33	6.954	1,897,129
1,500	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100%(1),(10)	(BBB-, NR)	07/17/35	0.000	1,501,349

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	07/15/30	2.976	$2,237,976
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(10)	(NR, Baa3)	07/17/28	3.104	3,471,825
4,125	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(NR, Baa3)	07/20/30	3.484	4,127,310
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(10)	(NR, A2)	10/20/29	2.534	3,001,920
1,250	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	2.954	1,202,299
3,000	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(10)	(NR, Baa3)	10/22/31	3.638	2,904,819
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	3.428	2,996,949
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, B1)	06/20/29	5.885	1,358,052
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	3.483	2,921,958
TOTAL ASSET BACKED SECURITIES (Cost $86,005,729)					85,316,843

Number of Shares
COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(14)	1,512,530

Building & Construction (0.0%)
6	White Forest Resources, Inc.(3),(11),(14)	—

Chemicals (0.3%)
31,756	Project Investor Holdings LLC(3),(4),(11),(14)	318
529,264	Proppants Holdings LLC(3),(4),(11),(14)	26,463
191,054	UTEX Industries, Inc.(14)	7,833,214
		7,859,995
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(3),(4),(11),(14)	8,724

Machinery (0.0%)
3,585,446	Doncasters U.S. Finance LLC(3),(9),(11),(14)	—

Oil Field Equipment & Services (0.0%)
12,409	Pioneer Energy Services Corp.(3),(11),(14)	198,544

Pharmaceuticals (0.1%)
156,133	Akorn Holding Company LLC(14)	2,271,735

Private Placement (0.3%)
2,723,899	Technicolor S.A. EUR 27.0(14),(15)	9,557,568

Software - Services (0.0%)
78,712	Skillsoft Corp.(14)	684,794

Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(3),(4),(11),(14)	—
71	Sprint Industrial Holdings LLC, Class H(3),(4),(11),(14)	—
172	Sprint Industrial Holdings LLC, Class I(3),(4),(11),(14)	2
		2
TOTAL COMMON STOCKS (Cost $29,116,039)		22,093,892

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(3),(4),(11),(14)	—

Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(14)	206,423
TOTAL WARRANTS (Cost $68,804)		206,423

SHORT-TERM INVESTMENTS (0.1%)
1,605,000	State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(16) (Cost $1,605,000)	1,605,000
TOTAL INVESTMENTS AT VALUE (96.2%) (Cost $2,693,403,856)		$2,648,979,240
OTHER ASSETS IN EXCESS OF LIABILITIES (3.8%)		103,325,172
NET ASSETS (100.0%)		$2,752,304,412

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2021. The rate may be subject to a cap and floor.
(2)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2021.

(3)	Security is valued using significant unobservable inputs.
(4)	Illiquid security (unaudited).
(5)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(6)	This security is denominated in Euro.
(7)	All or a portion is an unfunded loan commitment.
(8)	Bond is currently in default.
(9)	This security is denominated in British Pound.
(10)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities amounted to a value of $257,519,625 or 9.4% of net assets.

(11)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(12)	Convertible security.
(13)	Security or portion thereof is out on loan.
(14)	Non-income producing security.
(15)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC— Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(16)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2021.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	18,130,908	USD	22,112,437	10/13/21	Deutsche Bank AG	$22,112,437	$21,529,896	$(582,541)
EUR	1,452,036	USD	1,742,380	10/13/21	JPMorgan Chase	1,742,380	1,724,247	(18,133)
GBP	949,050	USD	1,332,001	10/13/21	Deutsche Bank AG	1,332,001	1,319,728	(12,273)
USD	8,778,771	EUR	7,292,710	10/13/21	Deutsche Bank AG	(8,778,771)	(8,659,869)	118,902
USD	123,658,205	EUR	104,363,924	10/13/21	Morgan Stanley	(123,658,205)	(123,928,951)	(270,746)
USD	1,331,313	GBP	978,926	10/13/21	Barclays Bank PLC	(1,331,313)	(1,361,273)	(29,960)
USD	30,516,083	GBP	23,500,894	10/13/21	Deutsche Bank AG	(30,516,083)	(32,679,840)	(2,163,757)
USD	3,349,418	GBP	2,394,770	10/13/21	JPMorgan Chase	(3,349,418)	(3,330,116)	19,302
								$(2,939,206)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the  Fund’s  pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$2,208,332,019	$139,291,170		$2,347,623,189
Corporate Bonds	—	190,617,389	1,516,504		192,133,893
Asset Backed Securities	—	85,316,843	—		85,316,843
Common Stocks	684,794	21,175,047	234,051		22,093,892
Warrants	—	206,423	0	(1)	206,423
Short-term Investment	—	1,605,000	—		1,605,000
	$684,794	$2,507,252,721	$141,041,725		$2,648,979,240
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$138,204	$—		$138,204

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,077,410	$—	$3,077,410

*       Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)      Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2021 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$183,482,529	$1,229,671	$2,665,140	$0	(1)	$187,377,340
Accrued discounts (premiums)	367,131	26,844	—	—		393,975
Purchases	105,089,156	58,153	—	—		105,147,309
Sales	(74,324,528)	(591,773)	(1,521,122)	—		(76,437,423)
Realized gain (loss)	(42,104)	(209,320)	1,264,570	—		1,013,146
Change in unrealized appreciation (depreciation)	4,055,760	1,002,929	(670,731)	—		4,387,958
Transfers into Level 3	28,879,994	—	8,724	—		28,888,718
Transfers out of Level 3	(108,216,768)	—	(1,512,530)	—		(109,729,298)
Balance as of July 31, 2021	$139,291,170	$1,516,504	$234,051	$0	(1)	$141,041,725

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2021	$117,135	$997,373	$(361,197)	$—		$753,311

(1) Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 07/31/2021	Technique	Input	(Weighted Average)*

Bank Loans	$139,291,170	Vendor Pricing	Single Broker Quote	$0.00 - $1.33 $(0.98)
Common Stocks	$198,545	Vendor Pricing	Single Broker Quote	$16.00 (N/A)
	$35,506	Income Approach	Expected Remaining Distribution	$0.00 - $0.05 $(0.04)
Corporate Bonds	$1,359,702	Vendor Pricing	Single Broker Quote	$1.17 (N/A)
	$156,802	Income Approach	Expected Remaining Distribution	$1.09 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2021, $28,888,718 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $109,729,298 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (32.7%)
Advertising (0.0%)
$109	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$116,512

Aerospace & Defense (0.2%)
250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, B1)	09/30/28	4.750	253,333
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	525,452
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	265,225
					1,044,010
Auto Parts & Equipment (0.6%)
1,835	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	1,984,094
650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	599,469
					2,583,563
Automakers (0.1%)
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, B1)	07/15/28	6.250	269,641

Brokerage (0.3%)
1,298	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,411,484

Building & Construction (0.4%)
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,047,550
750	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	752,820
					1,800,370
Building Materials (1.9%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B, Ba2)	09/30/27	5.000	733,127
250	Boise Cascade Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.44)(1)	(BB-, Ba2)	07/01/30	4.875	265,266
400	Builders FirstSource, Inc. Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba3)	03/01/30	5.000	426,308
1,000	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	984,860
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB+, Ba1)	01/15/28	5.000	1,488,753
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba1)	02/01/28	5.375	799,541
375	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	368,436
1,300	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	1,314,787
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/16/21 @ 101.28)(1)	(BB, B1)	06/01/25	5.125	1,012,090
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B1)	06/15/25	7.125	538,123
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B1)	06/15/28	7.250	557,763
					8,489,054
Cable & Satellite TV (0.7%)
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B+, B3)	08/15/27	5.375	641,642
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,688,320
500	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	510,700

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$398	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	$413,547
					3,254,209
Chemicals (1.0%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	262,971
250	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	256,313
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	496,910
1,540	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,569,999
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	262,145
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(2),(3),(4),(5)	(NR, NR)	05/01/18	9.000	706
1,050	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,070,832
500	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B-, B2)	04/01/29	5.125	509,867
					4,429,743
Consumer/Commercial/Lease Financing (0.8%)
3,520	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	3,606,258

Diversified Capital Goods (0.4%)
625	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	639,872
200	Madison IAQ LLC, Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.06)(1)	(B, B1)	06/30/28	4.125	200,544
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	806,002
					1,646,418
Electric-Integrated (0.0%)
125	PG&E Corp., Global Senior Secured Notes (Callable 07/01/25 @ 102.63)	(BB-, B1)	07/01/30	5.250	121,988

Electronics (0.9%)
500	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.72)(1)	(BB, Ba2)	05/01/29	3.625	513,192
1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	1,042,980
750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	771,769
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	535,665
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(BB-, Ba3)	06/15/29	4.000	1,015,190
					3,878,796
Energy - Exploration & Production (0.6%)
625	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	669,456
375	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	397,539
250	Laredo Petroleum, Inc. Rule 144A, Company Guaranteed Notes (Callable 07/31/24 @ 103.88)(1)	(B, B3)	07/31/29	7.750	242,255
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 08/30/21 @ 104.88)(1)	(B, Caa2)	11/01/23	9.750	1,201,363
					2,510,613
Environmental (0.1%)
250	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	253,980

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Food - Wholesale (0.1%)
$250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	$255,313

Gaming (1.1%)
400	Boyd Gaming Corp., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 102.38)(1)	(B, Caa1)	06/15/31	4.750	414,342
391	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	405,663
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	1,324,950
1,950	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 08/30/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	2,033,821
700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	783,345
					4,962,121
Gas Distribution (1.0%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/30/21 @ 104.88)	(B+, B1)	10/01/25	6.500	746,925
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/30/21 @ 104.69)	(B+, B1)	05/15/26	6.250	444,728
1,155	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,211,439
1,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(NR, B1)	09/30/26	6.500	1,045,938
500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	506,747
250	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 102.00)(1)	(BB, Ba2)	01/15/32	4.000	258,750
					4,214,527
Health Facility (0.1%)
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1),(6)	(CCC, Caa2)	04/15/27	10.000	300,750

Health Services (1.2%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	261,170
360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	370,283
500	DaVita, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, Ba3)	06/01/30	4.625	517,500
150	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	161,076
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	1,620,967
500	Owens & Minor, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/31/24 @ 102.25)(1)	(B, B2)	03/31/29	4.500	513,143
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,351,400
250	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B2)	12/15/25	5.250	256,514
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	406,234
					5,458,287
Insurance Brokerage (1.2%)
630	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	640,354
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	560,665
550	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	546,563
500	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	522,525
250	AmWINS Group, Inc. Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.44)(1)	(B-, B3)	06/30/29	4.875	255,313

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage
$750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	$797,887
500	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	510,390
1,500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,556,880
					5,390,577
Investments & Misc. Financial Services (0.4%)
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,558,125
50	Square, Inc. Rule 144A, Senior Unsecured Notes (Callable 03/01/31 @ 100.00)(1)	(BB, Ba2)	06/01/31	3.500	51,946
					1,610,071
Machinery (0.7%)
1,000	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,025,000
1,600	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	1,632,000
350	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	364,329
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	267,362
					3,288,691
Managed Care (0.2%)
540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	592,488
370	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 08/16/21 @ 104.03)(1)	(BBB-, Ba1)	08/15/26	5.375	385,803
					978,291
Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/30/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	208,970
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1),(6)	(CCC+, B3)	04/15/28	5.875	188,265
					397,235
Media Content (0.6%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(6)	(CCC-, Ca)	08/15/27	6.625	129,407
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, Caa1)	08/15/26	5.375	1,162,500
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	803,782
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	258,250
500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(1)	(BB+, Ba3)	07/15/30	3.875	514,460
					2,868,399
Medical Products (0.1%)
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	526,880

Metals & Mining - Excluding Steel (0.8%)
1,250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/10/21 @ 101.81)(1)	(B, NR)	04/01/23	7.250	1,275,000
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/10/21 @ 103.25)(1)	(B, NR)	03/01/24	6.500	1,020,975
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/10/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	523,400

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$850	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	$875,772
					3,695,147
Oil Field Equipment & Services (0.1%)
332	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(3),(5),(7),(8)	(NR, NR)	11/15/25	5.000	387,263

Oil Refining & Marketing (0.4%)
1,760	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	1,758,231

Packaging (2.7%)
375	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 101.63)(1)	(BB, Ba2)	09/01/28	3.250	375,996
300	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	301,125
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 08/30/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	134,875
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	2,541,125
705	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	722,801
4,340	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/21 @ 103.13)(1)	(B, B3)	10/15/25	6.250	4,443,552
475	Silgan Holdings, Inc., Global Company Guaranteed Notes (Callable 08/30/21 @ 101.19)	(BB, Ba3)	03/15/25	4.750	482,966
2,700	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,746,616
					11,749,056
Personal & Household Products (0.3%)
750	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 09/07/21 @ 102.22)(1),(2),(3),(5)	(NR, NR)	03/15/25	8.875	7,500
375	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	369,849
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BB, Ba2)	04/01/29	3.750	396,804
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(B+, B2)	04/01/31	3.750	346,784
					1,120,937
Pharmaceuticals (1.6%)
375	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(1)	(B, B3)	02/15/31	5.250	352,048
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	534,375
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	998,897
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B, B3)	02/15/29	6.250	498,110
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, Ba3)	08/15/28	3.875	918,201
250	Endo U.S., Inc. Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B, B2)	04/01/29	6.125	248,811
750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	801,296
400	Indigo Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 101.44)(1)	(BB+, Ba1)	07/15/26	2.875	408,942
2,250	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	2,345,873
					7,106,553
Real Estate Development & Management (0.9%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,309,780

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Real Estate Development & Management
$1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, NR)	05/01/25	7.875	$1,793,114
					4,102,894
Real Estate Investment Trusts (1.0%)
1,000	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	995,176
500	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	523,300
500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	530,855
1,500	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	1,559,625
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 08/30/21 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	256,951
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	502,325
250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	262,500
					4,630,732
Recreation & Travel (1.7%)
550	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	567,875
642	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	656,496
750	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, B3)	07/15/29	5.250	763,583
205	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	215,391
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(B-, B2)	05/01/25	8.750	269,756
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 101.22)(1)	(CCC, B3)	07/31/24	4.875	2,266,875
200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	214,427
2,135	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,172,619
375	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B1)	05/15/25	6.250	398,775
					7,525,797
Software - Services (1.5%)
1,250	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	1,282,981
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	602,040
2,000	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,010,080
1,500	Endure Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,458,833
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	829,701
650	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1)	(B+, B1)	06/15/29	4.000	631,995
					6,815,630
Specialty Retail (1.4%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	383,875
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	71,030
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	524,992
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	334,695
375	Lithia Motors, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 101.94)(1)	(BB+, Ba2)	06/01/29	3.875	395,426
1,020	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 102.63)(1)	(BB+, Ba2)	08/01/25	5.250	1,050,085

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail
$750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB+, Ba2)	12/15/27	4.625	$798,784
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	374,571
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	507,550
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/30/21 @ 105.63)(1)	(NR, Caa1)	05/01/25	7.500	1,643,014
					6,084,022
Support - Services (3.7%)
756	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	756,945
1,194	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	1,199,970
1,950	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,954,933
355	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	346,592
1,613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,677,205
650	Ashtead Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	676,812
2,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	1,999,830
300	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	320,288
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB+, Ba3)	07/01/28	4.500	264,688
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BB+, Ba3)	06/15/29	3.625	256,250
2,285	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	2,362,804
2,250	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,279,914
735	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	761,401
500	United Rentals North America, Inc., Secured Notes (Callable 11/15/22 @ 101.94)	(BBB-, Baa3)	11/15/27	3.875	523,870
500	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	534,510
390	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	402,675
					16,318,687
Tech Hardware & Equipment (0.4%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	759,788
115	EMC Corp., Global Senior Secured Notes (Callable 08/01/26 @ 100.00)	(BBB-, Baa3)	10/01/26	4.900	134,201
1,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,033,485
					1,927,474
Telecom - Wireless (0.1%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 08/10/21 @ 102.25)	(BB, Ba3)	02/01/26	4.500	256,125

Telecom - Wireline Integrated & Services (0.6%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 08/16/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	833,344
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 103.94)(1),(2)	(D, NR)	12/31/24	7.875	111,701
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,069,790
500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	512,918
					2,527,753

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment (0.5%)
$275	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	$294,580
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/21 @ 102.44)(1)	(B-, B3)	11/01/24	4.875	508,760
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	664,625
500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/23 @ 104.88)(1)	(B+, B1)	05/15/27	6.500	552,500
					2,020,465
Transport Infrastructure/Services (0.2%)
874	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/30/21 @ 100.00)(1)	(CCC-, Caa2)	08/15/22	11.250	872,824
TOTAL CORPORATE BONDS (Cost $142,385,665)					144,567,371

BANK LOANS (58.2%)
Advertising (0.2%)
730	MH Sub I LLC, LIBOR 1M + 3.500%(9)	(B, B2)	09/13/24	3.592	726,773

Aerospace & Defense (1.2%)
995	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(9)	(B, B1)	01/29/27	3.592	991,244
3,143	Peraton Corp., LIBOR 1M + 3.750%(9)	(B+, B1)	02/01/28	4.500	3,144,714
975	TransDigm, Inc., LIBOR 1M + 2.250%(9)	(B+, Ba3)	12/09/25	2.342	959,143
					5,095,101
Air Transportation (0.3%)
1,405	Brown Group Holding LLC, LIBOR 3M + 2.750%(9)	(B+, B1)	06/07/28	3.250	1,397,123

Auto Parts & Equipment (2.3%)
1,500	Adient U.S. LLC, LIBOR 1M + 3.500%(9)	(BB-, Ba3)	04/08/28	3.592	1,500,750
1,150	Autokiniton U.S. Holdings, Inc., LIBOR 12M + 4.500%(9)	(B, B2)	04/06/28	5.000	1,158,085
1,377	Clarios Global LP, LIBOR 1M + 3.250%(9)	(B, B1)	04/30/26	3.342	1,368,598
1,459	Dayco Products LLC, LIBOR 3M + 4.250%(9)	(CCC+, Caa1)	05/19/23	4.385	1,424,363
381	Dealer Tire LLC, LIBOR 1M + 4.250%(9)	(B-, B1)	12/12/25	4.342	380,568
138	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(7),(9)	(CCC-, Caa3)	03/02/26	11.000	135,825
203	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(7),(9)	(B-, Caa1)	08/28/25	7.000	199,526
1,382	Les Schwab Tire Centers, LIBOR 6M + 3.250%(9)	(B, B2)	11/02/27	4.000	1,383,359
995	Midas Intermediate Holdco II LLC, LIBOR 3M + 6.750%(9)	(CCC+, B2)	12/22/25	7.500	958,722
997	Tenneco, Inc., LIBOR 1M + 3.000%(9)	(B+, Ba3)	10/01/25	3.092	987,573
741	U.S. Farathane LLC, LIBOR 3M + 4.250%(9)	(B, B2)	12/23/24	5.250	736,922
					10,234,291
Brokerage (0.3%)
1,115	DRW Holdings LLC, LIBOR 1M + 3.750%(9)	(BB-, B1)	03/01/28	3.842	1,110,819

Building & Construction (0.2%)
540	TRC Companies, Inc., LIBOR 1M + 4.500%(5),(9)	(B, B2)	06/21/24	5.250	539,363
245	TRC Companies, Inc., LIBOR 1M + 3.500%(9)	(B, B2)	06/21/24	4.500	245,358
					784,721
Building Materials (1.8%)
1,577	Airxcel, Inc., LIBOR 1M + 4.500%(9)	(B, B3)	04/28/25	4.592	1,576,872
1,225	CHI Overhead Doors, Inc., LIBOR 1M + 3.500%(9)	(B, B2)	07/31/25	4.500	1,226,480
2,218	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(9)	(B+, B1)	04/12/28	3.750	2,216,584
750	Foundation Building Materials Holding Co. LLC, LIBOR 1M + 3.250%(9)	(B, B2)	02/03/28	3.750	742,365
2,120	Park River Holdings, Inc.(10)	(B-, B1)	12/28/27	0.000	2,102,584
					7,864,885
Chemicals (3.2%)
399	Allnex (Luxembourg) & Cy S.C.A., LIBOR 1M + 3.250%(9)	(B, B2)	09/13/23	4.000	398,911
301	Allnex U.S.A., Inc., LIBOR 1M + 3.250%(9)	(B, B2)	09/13/23	4.000	300,536
949	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(9)	(BB-, B1)	08/27/26	5.500	963,576
558	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(5),(9)	(B, B2)	11/20/23	4.500	556,927
427	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(5),(9)	(B, B2)	11/20/23	4.500	426,876

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals
$1,500	Atotech B.V., LIBOR 3M + 2.500%(9)	(B+, B1)	03/18/28	3.000	$1,495,313
430	CPC Acquisition Corp., LIBOR 3M + 7.750%(9)	(CCC, Caa2)	12/29/28	8.500	434,163
1,716	PMHC II, Inc., LIBOR 12M + 3.500%(9)	(B-, Caa1)	03/31/25	4.500	1,704,925
1,152	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(5),(9)	(B-, B3)	10/15/25	4.874 - 4.897	1,154,910
2,688	Solenis Holdings LLC, LIBOR 3M + 4.000%(9)	(B-, B3)	06/26/25	4.135	2,688,037
500	Solenis Holdings LLC, LIBOR 3M + 8.500%(4),(9)	(CCC+, Caa1)	06/26/26	8.635	501,000
48	UTEX Industries, Inc., LIBOR 1M + 7.000%,(9)	(NR, NR)	12/03/25	8.500	48,609
41	UTEX Industries, Inc.(10)	(NR, NR)	12/03/25	0.000	40,450
796	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(9)	(CCC+, Caa1)	10/28/24	4.500	777,308
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(4),(9)	(CCC-, Caa3)	10/27/25	9.250	440,799
2,195	Zep, Inc., LIBOR 3M + 4.000%(9)	(B-, B3)	08/12/24	5.000	2,138,362
					14,070,702
Diversified Capital Goods (2.3%)
2,458	Callaway Golf Co., LIBOR 1M + 4.500%(9)	(B, B1)	01/02/26	4.589	2,473,830
1,584	Dynacast International LLC, LIBOR 3M + 4.750%(9)	(CCC+, B2)	07/19/25	5.750	1,583,792
594	Dynacast International LLC, LIBOR 3M + 9.250%(5),(9)	(CCC-, Caa2)	02/04/28	10.250	616,369
483	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	06/28/24	4.500	479,803
940	Filtration Group Corp., LIBOR 1M + 3.000%(9)	(B, B3)	03/29/25	3.920	931,157
491	Filtration Group Corp., LIBOR 1M + 3.750%(9)	(B, B3)	03/29/25	4.500	492,381
711	GrafTech Finance, Inc., LIBOR 1M + 3.000%(9)	(BB, Ba3)	02/12/25	3.500	711,476
1,000	Madison IAQ LLC, LIBOR 3M + 3.250%(9)	(B, B1)	06/21/28	3.750	992,765
442	Thermon Industries, Inc., LIBOR 1M + 3.750%(5),(9)	(B, B2)	10/30/24	4.750	441,198
1,352	Vertiv Group Corp., LIBOR 1M + 2.750%(9)	(B+, B1)	03/02/27	2.851	1,341,536
					10,064,307
Electronics (1.4%)
327	Bright Bidco B.V., LIBOR 3M + 3.500%(9)	(CCC, Caa3)	06/30/24	4.500	263,188
500	CPI International, Inc., LIBOR 1M + 7.250%(4),(5),(9)	(CCC, Caa2)	07/26/25	8.250	467,209
3,869	Idemia Group, LIBOR 3M + 4.500%(9)	(B-, B3)	01/09/26	5.250	3,861,441
1,000	Infinite Bidco LLC, LIBOR 1M + 3.750%(9)	(B-, B2)	03/02/28	4.250	999,380
500	Infinite Bidco LLC, LIBOR 3M + 7.000%(9)	(CCC, Caa2)	03/02/29	7.500	505,000
					6,096,218
Energy - Exploration & Production (0.0%)
865	PES Holdings LLC, 3.000% PIK(2),(7),(9)	(NR, NR)	12/31/22	3.000	19,463

Food & Drug Retailers (1.0%)
1,995	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.500%(9)	(B-, B2)	11/30/27	4.250	1,995,249
1,496	WOOF Holdings, Inc., LIBOR 3M + 3.750%(9)	(B-, B2)	12/21/27	4.500	1,495,008
866	WOOF Holdings, Inc., LIBOR 6M + 7.250%(9)	(CCC, Caa2)	12/21/28	8.000	878,072
					4,368,329
Food - Wholesale (0.6%)
519	AI Aqua Merger Sub, Inc., LIBOR 1M + 4.250%(5),(9)	(B, B2)	12/13/23	5.250	519,187
126	AI Aqua Merger Sub, Inc. (1st Lien Delayed Draw Term Loan)(10)	(B, B3)	06/16/28	0.000	126,138
1,008	AI Aqua Merger Sub, Inc. (1st Lien Term Loan B)(10)	(B, B3)	06/16/28	0.000	1,009,104
212	U.S. Foods, Inc., LIBOR 1M + 2.000%(9)	(BB-, B3)	09/13/26	2.092	208,178
695	United Natural Foods, Inc., LIBOR 1M + 3.500%(9)	(B, B2)	10/22/25	3.592	694,183
					2,556,790
Gaming (0.3%)
946	CBAC Borrower LLC, LIBOR 1M + 4.000%(4),(9)	(CCC+, Caa2)	07/08/24	4.092	919,031
330	Golden Nugget, Inc., LIBOR 2M + 2.500%(9)	(B, B2)	10/04/23	3.250	327,207
					1,246,238
Gas Distribution (0.5%)
1,000	AL NGPL Holdings LLC, LIBOR 3M + 3.750%(9)	(B+, Ba3)	04/14/28	4.750	1,005,000
1,311	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(9)	(B, B3)	09/27/24	6.500	1,313,682
					2,318,682
Health Facilities (1.3%)
1,000	Insulet Corp., LIBOR 1M + 3.250%(9)	(B+, Ba3)	05/04/28	3.750	1,002,035
1,995	Loire Finco Luxembourg S.a.r.l., LIBOR 1M + 3.750%(9)	(B, B3)	04/21/27	4.750	1,987,519
657	Western Dental Services, Inc., LIBOR 1M + 4.500%(9)	(B-, B3)	06/30/23	5.500	656,620

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Facilities
$1,999	Western Dental Services, Inc., LIBOR 1M + 5.250%(9)	(B-, B3)	06/30/23	6.250	$1,999,855
					5,646,029
Health Services (5.1%)
1,045	ADMI Corp.(10)	(B, B2)	12/23/27	0.000	1,029,280
769	Agiliti Health, Inc., LIBOR 1M + 2.750%(5),(9)	(B+, B1)	01/04/26	3.500	767,006
1,026	Agiliti Health, Inc., LIBOR 1M + 2.750%(5),(9)	(B+, B1)	01/04/26	2.875	1,017,131
2,251	Athenahealth, Inc., LIBOR 3M + 4.250%(9)	(B, B2)	02/11/26	4.410	2,254,232
738	Cano Health LLC, LIBOR 6M + 4.500%(5),(9)	(B, B2)	11/19/27	5.250	737,754
320	Carestream Health, Inc., LIBOR 3M + 6.750%(9)	(B-, B1)	05/08/23	7.750	322,494
2,458	KUEHG Corp., LIBOR 3M + 3.750%(9)	(CCC+, B3)	02/21/25	4.750	2,412,567
1,716	Learning Care Group, Inc., LIBOR 3M + 3.250%(9)	(CCC+, B3)	03/13/25	4.250	1,679,978
2,000	MedAssets Software Intermediate Holdings, Inc., LIBOR 6M + 3.750%(9)	(B-, B2)	01/28/28	4.500	1,996,500
1,000	Pacific Dental Services LLC, LIBOR 1M + 3.500%(9)	(B, B1)	05/05/28	4.250	1,003,540
1,492	PetVet Care Centers LLC, LIBOR 1M + 3.500%(9)	(B, B2)	02/14/25	4.250	1,490,077
1,995	PPD, Inc., LIBOR 1M + 2.250%(9)	(BB-, Ba2)	01/13/28	2.750	1,992,337
295	SCP Eye Care Services LLC, LIBOR 3M + 0.000%(5),(9),(11)	(B-, B3)	03/16/28	4.500	295,085
1,705	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(5),(9)	(B-, B3)	03/16/28	5.250	1,702,415
254	Therapy Brands Holdings LLC(5),(10),(11)	(B-, B2)	05/12/28	0.000	254,237
996	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(5),(9)	(B-, B2)	05/12/28	4.750	995,763
464	TTF Holdings LLC, LIBOR 3M + 4.250%(5),(9)	(B+, B2)	03/24/28	5.000	463,706
2,167	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(9)	(B-, B3)	12/10/27	6.250	2,184,372
					22,598,474
Insurance Brokerage (1.4%)
399	Acrisure LLC, LIBOR 2M + 3.500%(9)	(B, B2)	02/15/27	3.607	392,642
897	Alliant Holdings Intermediate LLC, LIBOR 1M + 3.750%(9)	(B, B2)	10/08/27	4.250	897,937
499	AssuredPartners, Inc., LIBOR 1M + 3.500%(9)	(B, B1)	02/12/27	3.592	493,480
1,874	NFP Corp., LIBOR 1M + 3.250%(9)	(B, B1)	02/15/27	4.170	1,843,465
2,576	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(9)	(BB-, B1)	09/01/27	3.750	2,570,192
					6,197,716
Investments & Misc. Financial Services (2.8%)
1,496	AlixPartners, LLP, LIBOR 1M + 2.750%(9)	(B+, B1)	02/04/28	3.250	1,488,245
436	Altisource Solutions Sarl, LIBOR 3M + 4.000%(4),(9)	(CCC-, Caa1)	04/03/24	5.000	364,847
1,491	AqGen Ascensus, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	12/13/26	5.000	1,494,012
1,000	AqGen Ascensus, Inc.(5),(10)	(CCC, Caa2)	05/04/29	0.000	995,000
786	AqGen Island Holdings, Inc.(10)	(B-, B2)	05/20/28	0.000	783,839
374	Ditech Holding Corp.(2),(10)	(NR, NR)	06/30/22	0.000	75,267
920	Focus Financial Partners LLC, LIBOR 1M + 2.000%(9)	(BB-, Ba3)	07/03/24	2.092	908,836
200	HighTower Holdings LLC, LIBOR 3M + 4.000%(9),(11)	(B-, B2)	04/30/28	4.000	200,531
800	HighTower Holdings LLC, LIBOR 3M + 4.000%(9)	(B-, B2)	04/30/28	4.750	802,124
2,614	Hudson River Trading LLC, LIBOR 1M + 3.000%(9)	(BB-, Ba2)	03/20/28	3.092	2,575,610
1,118	Jane Street Group LLC, LIBOR 1M + 2.750%, LIBOR 3M + 2.750%(9)	(BB-, Ba2)	01/26/28	2.839 - 2.842	1,102,899
404	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(9)	(B, B3)	06/03/26	4.350	402,869
1,359	VFH Parent LLC, LIBOR 1M + 3.000%(9)	(B+, Ba3)	03/01/26	3.085	1,351,332
					12,545,411
Machinery (1.6%)
962	Alliance Laundry Systems LLC, LIBOR 2M + 3.500%(9)	(B, B2)	10/08/27	4.250	962,531
229	CMBF LLC(5),(10)	(B, B3)	06/08/28	0.000	229,358
771	CMBF LLC(5),(10)	(B, B3)	06/08/28	0.000	770,642
310	Cohu, Inc., LIBOR 3M + 3.000%(9)	(B+, Ba3)	10/01/25	3.172	309,042
286	CPM Holdings, Inc., LIBOR 1M + 3.500%(9)	(B-, B2)	11/17/25	3.600	284,603
197	CPM Holdings, Inc., LIBOR 1M + 8.250%(4),(9)	(CCC+, Caa2)	11/15/26	8.350	195,559
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(4),(9)	(CCC+, Caa2)	09/06/26	6.842	410,687
963	LTI Holdings, Inc., LIBOR 1M + 3.500%(9)	(B-, B2)	09/06/25	3.592	948,346
999	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.500%(5),(9)	(BB-, B1)	06/27/24	3.500	998,769
997	Pro Mach Group, Inc., LIBOR 3M + 3.500%(9)	(B-, B2)	03/07/25	4.500	997,798
1,000	Welbilt, Inc., LIBOR 1M + 2.500%(9)	(B-, B3)	10/23/25	2.592	992,500
					7,099,835
Managed Care (1.2%)
1,877	Inovalon Holdings, Inc., LIBOR 1M + 2.750%(9)	(B+, B2)	04/02/25	2.875	1,866,413

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Managed Care
$3,262	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(9)	(B+, Ba3)	06/07/23	3.750	$3,242,814
					5,109,227
Media - Diversified (0.1%)
972	Diamond Sports Group LLC, LIBOR 1M + 3.250%(9)	(CCC+, Caa1)	08/24/26	3.350	537,302

Media Content (0.1%)
443	RVR Dealership Holdings LLC, LIBOR 3M + 4.000%(9)	(B+, B2)	02/08/28	4.750	442,504

Medical Products (2.1%)
1,530	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(9)	(CCC+, B3)	06/15/23	6.000	1,481,764
1,492	CPI Holdco LLC, LIBOR 1M + 3.750%(9)	(B, B2)	11/04/26	3.842	1,491,510
1,475	CryoLife, Inc., LIBOR 3M + 3.500%(9)	(B, B1)	06/01/27	4.500	1,475,862
1,367	Femur Buyer, Inc., LIBOR 3M + 4.500%(9)	(CCC+, Caa1)	03/05/26	4.647	1,313,575
1,036	Greatbatch Ltd.(10)	(B+, B1)	10/27/22	0.000	1,036,031
2,400	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(9)	(B+, B1)	12/11/26	3.250	2,393,508
					9,192,250
Metals & Mining - Excluding Steel (0.0%)
200	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(2),(5),(9)	(NR, NR)	02/28/19	7.750	100

Packaging (1.0%)
973	Charter NEX U.S., Inc., LIBOR 1M + 3.750%(9)	(B, B2)	12/01/27	4.500	973,200
100	Flex Acquisition Co., Inc.(10)	(B, B2)	06/29/25	0.000	98,693
499	Flex Acquisition Co., Inc., LIBOR 3M + 3.500%(9)	(B, B2)	02/23/28	4.000	495,244
1,565	Proampac PG Borrower LLC, LIBOR 1M + 3.750%(9)	(B-, B2)	11/03/25	4.500	1,566,002
727	Strategic Materials, Inc., LIBOR 3M + 3.750%(4),(9)	(CCC, Caa3)	11/01/24	4.750	656,467
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(4),(5),(9)	(CC, C)	10/31/25	8.750	370,875
344	Technimark LLC, LIBOR 3M + 3.750%(9)	(B-, B2)	06/30/28	4.750	342,398
					4,502,879
Personal & Household Products (1.6%)
937	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 5.250%(9)	(B, B2)	09/27/24	6.250	939,753
1,287	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(9)	(B, B2)	09/27/24	4.000	1,283,723
1,079	Anticimex International AB(10)	(B, B2)	07/21/28	0.000	1,077,391
350	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(9)	(B, B2)	05/12/28	4.500	349,650
974	Serta Simmons Bedding, LLC (Second Out Term Loan), LIBOR 1M + 7.500%(9)	(B-, Caa2)	08/10/23	8.500	927,812
2,417	Weber-Stephen Products LLC, LIBOR 1M + 3.250%, PRIME + 2.250%(9)	(B, B1)	10/30/27	4.000 - 5.500	2,413,883
					6,992,212
Pharmaceuticals (0.7%)
438	Akorn, Inc., LIBOR 3M + 7.500%(9)	(CCC+, Caa2)	10/01/25	8.500	446,325
441	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(9)	(BB, Ba2)	11/27/25	2.842	437,068
382	Curia Global, Inc.(5),(10)	(B, B2)	08/30/26	0.000	381,636
522	Endo Luxembourg Finance Co. I S.a r.l., LIBOR 3M + 5.000%(9)	(B, B2)	03/27/28	5.750	510,708
1,201	ICON Luxembourg Sarl (LUX Term Loan), LIBOR 3M + 2.500%(9)	(BB+, Ba1)	07/03/28	3.000	1,199,741
299	ICON Luxembourg Sarl (US Term Loan), LIBOR 3M + 2.500%(9)	(BB+, Ba1)	07/03/28	3.000	298,916
					3,274,394
Real Estate Development & Management (0.4%)
1,218	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(9)	(B+, Ba3)	08/21/25	2.842	1,202,703
470	Forest City Enterprises LP, LIBOR 1M + 3.500%(9)	(B+, B2)	12/08/25	3.592	462,128
					1,664,831
Real Estate Investment Trusts (0.3%)
714	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(5),(9)	(B+, Ba2)	04/23/26	3.250	711,411
744	Claros Mortgage Trust, Inc., LIBOR 1M + 5.000%(5),(9)	(B+, Ba3)	08/09/26	6.000	745,249
					1,456,660
Recreation & Travel (1.2%)
250	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(9)	(CCC-, Caa3)	09/04/26	7.885	228,125
1,953	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(9)	(B-, B3)	09/05/25	3.885	1,892,440
197	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(9)	(CCC, Caa2)	02/28/25	3.500	160,276
490	Crown Finance U.S., Inc., LIBOR 3M + 2.750%(9)	(CCC, Caa2)	09/30/26	3.750	394,877
96	Crown Finance U.S., Inc., LIBOR 3M + 7.000% Cash, 8.250% PIK(7),(9)	(B-, B3)	05/23/24	15.250	119,511

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel
$62	Crown Finance U.S., Inc., LIBOR 3M + 8.250%(5),(9)	(B-, B3)	05/23/24	8.380	$59,689
874	Hornblower Sub LLC, LIBOR 3M + 4.500%(9)	(CCC-, Caa2)	04/27/25	5.500	809,377
1,134	Hornblower Sub LLC, LIBOR 6M + 8.125%(5),(9)	(NR, NR)	11/10/25	9.125	1,193,557
350	Hornblower Sub LLC, LIBOR 3M + 8.125%(5),(9)	(NR, NR)	11/10/25	9.125	368,375
					5,226,227
Restaurants (2.7%)
2,995	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(9)	(B, B2)	06/27/25	3.592	2,973,701
995	IRB Holding Corp., LIBOR 3M + 3.250%(9)	(B, B2)	12/15/27	4.250	993,134
1,969	IRB Holding Corp., LIBOR 3M + 2.750%(9)	(B, B2)	02/05/25	3.750	1,961,438
688	K-Mac Holdings Corp.(10)	(CCC, Caa2)	07/20/29	0.000	693,652
481	Miller’s Ale House, Inc., LIBOR 1M + 4.750%(4),(9)	(CCC+, Caa1)	05/30/25	4.839	462,823
1,979	Tacala LLC, LIBOR 1M + 3.500%(9)	(B-, B2)	02/05/27	3.592	1,977,241
375	Tacala LLC(10)	(CCC, Caa2)	02/04/28	0.000	375,750
1,441	Whatabrands LLC, LIBOR 1M + 2.750%(9)	(B+, B2)	07/31/26	2.839	1,440,259
1,260	Whatabrands LLC(10)	(B, B2)	07/12/28	0.000	1,255,666
					12,133,664
Software - Services (10.0%)
1,727	Applied Systems, Inc., LIBOR 3M + 3.250%(9)	(B-, B2)	09/19/24	3.750	1,722,802
989	Applied Systems, Inc., LIBOR 3M + 5.500%(9)	(CCC, Caa2)	09/19/25	6.250	1,003,509
1,737	Aston FinCo Sarl, LIBOR 1M + 4.250%(9)	(B-, B2)	10/09/26	4.335	1,732,962
1,247	Ceridian HCM Holding, Inc., LIBOR 1W + 2.500%(9)	(B+, B1)	04/30/25	2.584	1,227,002
996	CommerceHub, Inc., LIBOR 3M + 4.000%(9)	(B, B2)	12/29/27	4.750	998,267
1,358	DCert Buyer, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	10/16/26	4.092	1,358,194
686	EAB Global, Inc.(10)	(B-, B2)	06/28/28	0.000	682,174
886	Emerald TopCo, Inc., LIBOR 1M + 3.500%, LIBOR 3M + 3.500%(9)	(B, B2)	07/24/26	3.592 - 3.629	877,449
600	Epicor Software Corp., LIBOR 1M + 7.750%(9)	(CCC, Caa2)	07/31/28	8.750	621,249
2,186	Epicor Software Corp., LIBOR 1M + 3.250%(9)	(B-, B2)	07/30/27	4.000	2,182,403
3,774	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(9)	(CCC+, B2)	06/13/24	4.500	3,720,716
500	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(9)	(CCC-, Caa2)	06/13/25	8.250	504,220
738	First Advantage Holdings LLC(10)	(BB-, B1)	01/31/27	0.000	733,945
1,640	Flexera Software LLC, LIBOR 3M + 3.750%(9)	(B-, B1)	03/03/28	4.500	1,642,403
1,866	Huskies Parent, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	07/31/26	4.092	1,866,452
975	Hyland Software, Inc., LIBOR 1M + 3.500%(9)	(B-, B1)	07/01/24	4.250	976,266
431	IGT Holding IV AB, LIBOR 3M + 3.750%(9)	(B, B2)	03/31/28	4.250	428,921
253	MA FinanceCo. LLC, LIBOR 3M + 4.250%(9)	(BB-, B1)	06/05/25	5.250	254,669
323	MA FinanceCo. LLC, LIBOR 1M + 2.750%(9)	(BB-, B1)	06/21/24	2.842	319,582
658	Navicure, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	10/22/26	4.092	656,721
1,208	Newport Group, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	09/13/25	3.647	1,199,905
2,211	Polaris Newco LLC, LIBOR 6M + 4.000%(9)	(B-, B2)	06/02/28	4.500	2,212,517
2,729	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(9)	(B, B3)	04/26/24	4.100	2,728,047
1,100	Project Boost Purchaser LLC, LIBOR 1M + 3.500%(9)	(B-, B2)	06/01/26	3.592	1,089,832
482	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(9)	(B, B2)	03/03/28	4.000	480,384
1,629	Proofpoint, Inc.(10)	(B-, B2)	06/09/28	0.000	1,615,153
2,000	RealPage, Inc., LIBOR 1M + 3.250%(9)	(B, B2)	04/24/28	3.750	1,990,380
586	Redstone Buyer LLC(10),(11)	(B, B1)	04/27/28	0.000	582,907
1,497	Redstone Buyer LLC, LIBOR 3M + 4.750%(9)	(B, B1)	04/27/28	5.500	1,489,355
2,184	Seattle Spinco, Inc., LIBOR 1M + 2.750%(9)	(BB-, B1)	06/21/24	2.842	2,158,234
632	SkillSoft Corp., LIBOR 3M + 4.750%(9)	(B-, B2)	06/30/28	5.500	636,797
2,415	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(9)	(B-, B1)	05/04/26	3.842	2,416,840
1,689	Virtusa Corp., LIBOR 1M + 4.250%(9)	(B+, B2)	02/11/28	5.000	1,697,478
418	VS Buyer LLC, LIBOR 1M + 3.000%(9)	(B, B1)	02/28/27	3.092	415,279
					44,223,014
Specialty Retail (0.3%)
851	EG America LLC, LIBOR 3M + 4.000%(9)	(B-, B3)	02/07/25	4.147	846,854
700	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(9)	(B, B2)	05/14/26	3.087	697,432
					1,544,286
Steel Producers/Products (0.1%)
463	Zekelman Industries, Inc., LIBOR 1M + 2.000%(9)	(BB, Ba3)	01/24/27	2.087	457,501

Support - Services (2.8%)
866	APFS Staffing Holdings, Inc.(10)	(B, B2)	04/15/26	0.000	866,254
997	Belfor Holdings, Inc., LIBOR 1M + 3.750%(5),(9)	(B, B1)	04/06/26	3.842	999,949
2,479	Change Healthcare Holdings LLC(10)	(B+, B1)	03/01/24	0.000	2,476,857

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services
$1,500	LaserShip, Inc., LIBOR 6M + 4.500%(9)	(B-, B2)	05/07/28	5.250	$1,502,347
656	Long Term Care Group, Inc., LIBOR 1M + 5.250%(5),(9)	(B, B3)	12/06/22	6.250	654,109
438	Osmose Utilities Services, Inc., LIBOR 3M + 3.250%(9)	(B, B2)	06/23/28	3.750	434,717
959	Pike Corp., LIBOR 1M + 3.000%(9)	(B, Ba3)	01/21/28	3.100	955,045
995	Protective Industrial Products, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	01/20/28	4.750	991,275
962	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(4),(9)	(CCC, Caa1)	12/20/23	5.500	954,251
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(4),(9)	(CCC, Caa1)	08/25/25	8.750	327,989
1,492	White Cap Buyer LLC, LIBOR 1M + 4.000%(9)	(B, B2)	10/19/27	4.500	1,495,750
595	Wrench Group LLC, LIBOR 3M + 4.000%(5),(9)	(B, B2)	04/30/26	4.147	595,010
					12,253,553
Tech Hardware & Equipment (0.6%)
590	CommScope, Inc., LIBOR 1M + 3.250%(9)	(B, Ba3)	04/06/26	3.342	585,131
1,000	Ingram Micro, Inc.(10)	(BB-, B1)	06/30/28	0.000	1,002,000
1,192	Ultra Clean Holdings, Inc.(10)	(B+, B1)	08/27/25	0.000	1,194,527
					2,781,658
Telecom - Wireless (0.4%)
1,992	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(9)	(B+, B2)	11/12/27	3.750	1,989,176

Telecom - Wireline Integrated & Services (1.8%)
481	Altice Financing S.A., LIBOR 3M + 2.750%(9)	(B, B2)	01/31/26	2.900	472,426
1,469	Altice France S.A., LIBOR 3M + 3.688%(9)	(B, B2)	01/31/26	3.814	1,454,099
1,407	CenturyLink, Inc., LIBOR 1M + 2.250%(9)	(BBB-, Ba3)	03/15/27	2.342	1,387,105
766	Cologix, Inc., LIBOR 1M + 3.750%(9)	(B-, B2)	05/01/28	4.500	768,204
638	GTT Communications, Inc., LIBOR 3M + 2.750%(9)	(CCC-, NR)	05/31/25	2.900	506,730
188	GTT Communications, Inc. (1st Lien Term Loan B), LIBOR 1M + 5.000% Cash, 2.500% PIK(7),(9)	(CCC+, NR)	12/31/21	8.500	191,100
126	GTT Communications, Inc. (Incremental Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(7),(9)	(CCC+, NR)	12/31/21	8.500	128,052
1,109	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(9)	(B, B2)	11/15/24	4.000	1,109,417
499	Numericable Group S.A., LIBOR 3M + 2.750%(9)	(B, B2)	07/31/25	2.879	486,749
951	TVC Albany, Inc., LIBOR 1M + 3.500%(5),(9)	(B-, B2)	07/23/25	3.590	935,842
438	TVC Albany, Inc., LIBOR 1M + 7.500%(4),(5),(9)	(CCC, Caa2)	07/23/26	7.590	415,625
					7,855,349
Theaters & Entertainment (2.4%)
2,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(9)	(CCC+, B3)	07/03/26	5.500	2,713,231
313	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(7),(9)	(B, Caa1)	06/30/24	12.150	346,580
971	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(7),(9)	(B, Caa1)	06/30/24	12.150	1,075,566
874	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(7),(9)	(CCC, Ca)	12/31/24	5.950	847,447
168	TopGolf International, Inc., LIBOR 3M + 6.250%(5),(9)	(B-, B3)	02/08/26	7.000	172,044
2,692	UFC Holdings LLC, LIBOR 6M + 2.750%(9)	(B, B2)	04/29/26	2.909	2,678,683
2,946	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(9)	(B, B3)	05/18/25	2.850	2,870,264
					10,703,815
Trucking & Delivery (0.6%)
1,250	American Trailer World Corp., LIBOR 1M + 3.750%(9)	(B, B3)	03/03/28	4.500	1,235,163
1,468	Transplace Holdings, Inc., LIBOR 3M + 3.750%(4),(9)	(B-, B1)	10/07/24	4.750	1,469,751
					2,704,914
TOTAL BANK LOANS (Cost $258,576,727)					257,087,423

ASSET BACKED SECURITIES (3.6%)
Collateralized Debt Obligations (3.6%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(9)	(NR, Ba3)	07/20/34	7.534	1,350,941
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(9)	(BB-, NR)	01/17/33	6.484	1,000,892
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200% (1),(9)	(BB-, NR)	01/15/30	5.326	708,463
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400% (1),(9)	(B+, NR)	07/27/31	5.529	707,767
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850% (1),(9)	(B+, NR)	01/18/31	5.984	710,483
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400% (1),(9)	(NR, Ba3)	01/18/31	5.534	728,560
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850% (1),(9)	(B+, NR)	01/27/31	5.975	1,202,355

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(4),(10)	(NR, NR)	07/25/27	0.000	$12,500
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(9)	(NR, Ba3)	01/20/29	6.884	996,947
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500% (1),(9)	(NR, Ba3)	10/16/30	5.626	478,089
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080% (1),(9)	(NR, Ba3)	04/15/29	6.206	729,406
1,000	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100% (1),(9)	(BBB-, NR)	07/17/35	0.000	1,000,899
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(9)	(BB-, NR)	10/20/32	7.364	996,725
750	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.300% (1),(9)	(NR, Ba3)	07/20/30	6.434	730,702
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970% (1),(9)	(NR, Baa3)	07/17/28	3.104	495,975
1,000	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 3.350% (1),(9)	(NR, Baa3)	07/20/30	3.484	1,000,560
500	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500% (1),(9)	(NR, Baa3)	10/22/31	3.638	484,136
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150% (1),(9)	(NR, Ba3)	07/20/30	6.284	467,011
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750% (1),(9)	(NR, B1)	06/20/29	5.885	679,026
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350% (1),(9)	(BBB-, NR)	07/14/31	3.483	486,993
750	Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550% (1),(9)	(NR, Ba3)	10/15/27	5.676	747,588
TOTAL ASSET BACKED SECURITIES (Cost $16,488,445)					15,716,018

Number of Shares
COMMON STOCKS (2.6%)
Auto Parts & Equipment (0.0%)
11,414	Jason Group, Inc.(12)				114,142

Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(5),(12)				—

Chemicals (0.1%)
1,512	Project Investor Holdings LLC(3),(4),(5),(12)				15
25,202	Proppants Holdings LLC(3),(4),(5),(12)				1,260
6,341	UTEX Industries, Inc.(12)				259,981
					261,256
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(3),(4),(5),(12)				372

Investments & Misc. Financial Services (1.7%)
7,000	Accelerate Acquisition Corp.(12)				67,690
43,189	ArcLight Clean Transition Corp. II(12)				422,389
48,000	Ares Acquisition Corp.(6),(12)				469,440
10,000	Cartesian Growth Corp.(12)				96,500
49,770	CC Neuberger Principal Holdings III(12)				484,262
80,000	DHC Acquisition Corp.(12)				777,600
10,000	EJF Acquisition Corp.(12)				96,300
90,953	FTAC Hera Acquisition Corp.(12)				883,154
29,046	Gores Guggenheim, Inc.(6),(12)				287,555
40,000	Gores Holdings VII, Inc.(12)				394,000
35,000	Gores Holdings VIII, Inc., Class A(12)				345,800
8,253	Gores Metropoulos II, Inc.(6),(12)				81,705
19,603	Gores Technology Partners, Inc.(12)				191,129
50,000	Hudson Executive Investment Corp. III(12)				483,000
155,000	KKR Acquisition Holdings I Corp.(12)				1,512,800
42,000	Mason Industrial Technology, Inc.(12)				407,820
15,000	Northern Star Investment Corp. IV(12)				145,500
30,000	Pathfinder Acquisition Corp.(12)				295,800
10,000	Pivotal Investment Corp. III(12)				96,600
15,000	Warburg Pincus Capital l Corp.(12)				147,300
					7,686,344
Metals & Mining - Excluding Steel (0.5%)
1,100,000	Taseko Mines Ltd.(6),(12)				1,973,805

Oil Field Equipment & Services (0.0%)
3,529	Pioneer Energy Services Corp.(3),(5),(12)				56,464

Number of Shares		Value
COMMON STOCKS (continued)
Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(12)	$542,700

Private Placement (0.2%)
279,199	Technicolor S.A. EUR 27.0(12),(13)	979,649

Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(3),(4),(5),(12)	—
8	Sprint Industrial Holdings LLC, Class H(3),(4),(5),(12)	—
19	Sprint Industrial Holdings LLC, Class I(3),(4),(5),(12)	—
		0
TOTAL COMMON STOCKS (Cost $11,065,380)		11,614,732

WARRANTS (0.1%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(3),(4),(5),(12)	—

Investments & Misc. Financial Services (0.1%)
2,333	Accelerate Acquisition Corp. expires 12/31/2027(12)	2,939
8,637	ArcLight Clean Transition Corp. II expires 02/04/2023(12)	10,710
8,200	Ares Acquisition Corp. expires 12/31/2027(12)	9,434
3,333	Cartesian Growth Corp. expires 12/31/2027(12)	3,000
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(12)	11,547
26,666	DHC Acquisition Corp. expires 12/31/2027(12)	27,999
3,333	EJF Acquisition Corp. expires 02/28/2027(12)	2,877
22,738	FTAC Hera Acquisition Corp. expires 12/31/2027(12)	26,831
12,000	Gores Guggenheim, Inc., expires 12/31/2027(6),(12)	24,840
5,000	Gores Holdings VII, Inc. expires 12/31/2027(12)	6,400
4,375	Gores Holdings VIII, Inc. expires 12/31/2027(12)	5,906
1,650	Gores Metropoulos II, Inc. expires 01/31/2028(12)	2,475
3,920	Gores Technology Partners, Inc., expires 12/31/2027(12)	5,057
10,000	Hudson Executive Investment Corp. III expires 12/31/2028(12)	11,100
38,750	KKR Acquisition Holdings I Corp. expires 12/31/2027(12)	44,950
14,000	Mason Industrial Technology, Inc. expires 12/31/2027(12)	11,200
2,500	Northern Star Investment Corp. IV expires 12/31/2027(12)	2,938
6,000	Pathfinder Acquisition Corp. expires 12/31/2027(12)	7,620
2,000	Pivotal Investment Corp. III expires 12/31/2027(12)	2,440
3,000	Warburg Pincus Capital expires 02/17/2022(12)	3,600
		223,863
Recreation & Travel (0.0%)
29,277	Cineworld Group, expires 12/21/2025(12)	11,477
TOTAL WARRANTS (Cost $180,668)		235,340

SHORT-TERM INVESTMENTS (0.2%)
964,375	State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(14) (Cost $964,375)	964,375
TOTAL INVESTMENTS AT VALUE (97.4%) (Cost $429,661,260)		430,185,259
OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%)		11,304,537
NET ASSETS (100.0%)		$441,489,796

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities amounted to a value of $145,227,750 or 32.9% of net assets.

(2)	Bond is currently in default.
(3)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(4)	Illiquid security (unaudited).
(5)	Security is valued using significant unobservable inputs.
(6)	Security or portion thereof is out on loan.
(7)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(8)	Convertible security.
(9)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2021. The rate may be subject to a cap and floor.

(10)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2021.

(11)	All or a portion is an unfunded loan commitment.
(12)	Non-income producing security.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2021.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	3,085,500	USD	2,409,949	10/13/21	Deutsche Bank AG	$2,409,949	$2,471,505	$61,556
CAD	176,000	USD	138,663	10/13/21	Morgan Stanley	138,663	140,977	2,314
CAD	297,000	USD	242,853	10/13/21	Barclays Bank PLC	242,853	237,900	(4,953)
CAD	2,255,000	USD	1,821,132	10/13/21	JPMorgan Chase	1,821,132	1,806,271	(14,861)
GBP	4,509	USD	6,206	10/13/21	Deutsche Bank AG	6,206	6,269	63
GBP	3,426	USD	4,747	10/13/21	Barclays Bank PLC	4,747	4,763	16
GBP	3,484	USD	4,851	10/13/21	JPMorgan Chase	4,851	4,845	(6)
USD	3,840,849	CAD	4,939,000	10/13/21	Deutsche Bank AG	(3,840,849)	(3,956,173)	(115,324)
USD	682,125	CAD	863,500	10/13/21	Morgan Stanley	(682,125)	(691,668)	(9,543)
USD	1,932,907	CAD	2,376,000	10/13/21	JPMorgan Chase	(1,932,907)	(1,903,192)	29,715
USD	78,702	CAD	99,000	10/13/21	Barclays Bank PLC	(78,702)	(79,300)	(598)
USD	25,823	GBP	18,825	10/13/21	Deutsche Bank AG	(25,823)	(26,178)	(355)
USD	4,017	GBP	2,928	10/13/21	Barclays Bank PLC	(4,017)	(4,071)	(54)
USD	1,451	GBP	1,025	10/13/21	JPMorgan Chase	(1,451)	(1,425)	26
								$(52,004)

Currency Abbreviations:

CAD = Canadian Dollar

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the  Fund’s  pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$144,171,902	$395,469		$144,567,371
Bank Loans	—	235,535,047	21,552,376		257,087,423
Asset Backed Securities	—	15,716,018	—		15,716,018
Common Stocks	9,660,149	1,896,472	58,111		11,614,732
Warrants	223,863	11,477	0	(1)	235,340
Short-term Investment	—	964,375	—		964,375
	$9,884,012	$398,295,291	$22,005,956		$430,185,259
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$93,690	$—		$93,690

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$145,694	$—		$145,694

*                  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)             Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2021 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$146,871	$12,986,029	$313,201	$0	(1)	$13,446,101
Accrued discounts (premiums)	1,557	11,211	—	—		12,768
Purchases	15,416	21,120,933	—	—		21,136,349
Sales	(34,859)	(9,412,177)	(259,802)	—		(9,706,838)
Realized gain (loss)	(12,484)	(10,275)	215,925	—		193,166
Change in unrealized appreciation (depreciation)	278,968	653,637	(97,443)	—		835,162
Transfers into Level 3	—	2,262,796	372	—		2,263,168
Transfers out of Level 3	—	(6,059,778)	(114,142)	—		(6,173,920)
Balance as of July 31, 2021	$395,469	$21,552,376	$58,111	$0	(1)	$22,005,956

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2021	$278,636	$431,071	$27,607	$—		$737,314

(1)   Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 07/31/2021	Technique	Input	(Weighted Average)*

Bank Loans	$21,552,376	Vendor Pricing	Single Broker Quote	$0.00 - $1.05 $(0.99)
Common Stocks	$56,464	Vendor Pricing	Single Broker Quote	$16.00 (N/A)
	$1,647	Income Approach	Expected Remaining Distribution	$0.00 - $0.05 $(0.04)
Corporate Bonds	$394,763	Vendor Pricing	Single Broker Quote	$0.01 - $1.17 $(1.14)
	$706	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2021, $2,263,168 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $6,173,920 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.